UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06722

Forward Funds

(Exact name of registrant as specified in charter)

433 California Street, 11th Floor, San Francisco, CA 94104

(Address of principal executive offices) (Zip code)

J. Alan Reid, Jr.

433 California Street, 11th Floor

San Francisco, California 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 999-6809

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter) to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 – Schedule of Investments.

The Schedule of Investments are included herewith.

Forward Large Cap Equity Fund

Portfolio of Investments (Note 1)

March 31, 2007 (UNAUDITED)

Shares		Value (Note 1)
COMMON STOCKS: 97.01%
Consumer Discretionary: 15.61%
5,080	Best Buy Co., Inc.	$247,498
5,750	Coach, Inc. (a)	287,787
1,950	Harrah’s Entertainment, Inc.	164,677
7,630	Lowe’s Cos., Inc.	240,269
3,590	Nike, Inc.	381,473
4,500	Nordstrom, Inc.	238,230
3,260	Royal Caribbean Cruises, Ltd.	137,442
4,600	Target Corp.	272,596
4,530	VF Corp.	374,269
6,510	Walt Disney Co.	224,139
		2,568,380
Consumer Staples: 3.33%
6,240	Altria Group, Inc.	547,934

Energy: 9.49%
5,510	ConocoPhillips Corp.	376,609

2,810	Marathon Oil Corp.	277,712
5,940	Occidental Petroleum Corp.	292,901
4,660	Schlumberger, Ltd.	322,006
4,530	Valero Energy Corp.	292,140
		1,561,368
Financials: 18.66%
4,300	The Allstate Corp.	258,258
6,530	American International Group, Inc.	438,947
9,420	Bank of America Corp.	480,608
1,550	The Bear Stearns Cos., Inc.	233,042
2,110	Capital One Financial Corp.	159,221
11,080	Citigroup, Inc.	568,847
1,550	Goldman Sachs Group, Inc.	320,277
3,840	Lehman Brothers Holdings, Inc.	269,069
6,200	Wachovia Corp.	341,310
		3,069,579
Health Care: 11.66%
1,710	Cigna Corp.	243,949
3,800	Gilead Sciences, Inc. (a)	290,700
8,020	Merck & Co., Inc.	354,243
18,100	Pfizer, Inc.	457,206
5,590	UnitedHealth Group, Inc.	296,102
3,400	WellPoint, Inc. (a)	275,740
		1,917,940

Industrials: 14.24%
2,310	Boeing Co.	205,382
3,270	Caterpillar, Inc.	219,188
5,710	CSX Corp.	228,686
1,880	Eaton Corp.	157,093
16,770	General Electric Co.	592,987
2,220	Northrop Grumman Corp.	164,768
2,710	Paccar, Inc.	198,914
2,440	Raytheon Co.	128,003
2,800	Textron, Inc.	251,440
3,030	United Technologies Corp.	196,950
		2,343,411
Information Technology: 12.77%
2,490	Apple Computer, Inc. (a)	231,346
12,940	Cisco Systems, Inc. (a)	330,358
573	Google, Inc., Class A (a)	262,526
6,740	Hewlett-Packard Co.	270,543
3,430	International Business Machines Corp.	323,312
2,510	MEMC Electronic Materials, Inc. (a)	152,056
13,240	Microsoft Corp.	368,999
5,630	Nvidia Corp. (a)	162,031
		2,101,171

Materials: 3.93%
1,092	Freeport-McMoRan Copper & Gold, Inc.	72,286
9,790	International Paper Co.	356,356
2,190	United States Steel Corp.	217,183
		645,825
Telecommunication Services: 3.48%
14,510	AT&T, Inc.	572,129

Utilities: 3.84%
2,500	Exelon Corp.	171,775
1,800	Public Service Enterprise Group, Inc.	149,472
4,840	TXU Corp.	310,244
		631,491
	Total Common Stock (Cost $15,396,469)	15,959,228

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 3.19%
	Bank of America - London
$ 523,960	4.540%, due 04/02/07	523,960
	Total Short-Term Bank Debt Instruments (Cost $523,960)	523,960
	Total Investments: 100.20% (Cost $15,920,429)	16,483,188
	Net Other Assets and Liablities: (0.20)%	(32,211)
	Net Assets: 100.00%	$16,450,977

(a)	Non-income producing security.

Percentages are stated as a percent of net assets.

Forward Emerald Growth Fund

Portfolio of Investments (Note 1)

March 31, 2007 (UNAUDITED)

Shares		Value (Note 1)
COMMON STOCKS: 98.67%
Auto & Transportation: 3.31%
30,100	AAR Corp. (a)	$829,556
48,662	Force Protection, Inc. (a) (b)	912,899
17,650	Forward Air Corp.	580,332
38,584	Old Dominion Freight Line, Inc. (a)	1,111,605
85,100	Wabtec Corp.	2,935,099
		6,369,491
Consumer Discretionary: 25.36% (c)
171,300	24/7 Real Media, Inc. (a)	1,375,539
51,500	99 Cents Only Stores (a)	758,595
100,900	Aaron Rents, Inc.	2,667,796
42,200	Aéropostale, Inc. (a)	1,697,706
38,500	Bare Escentuals, Inc. (a)	1,380,995
59,200	Cache, Inc. (a)	1,050,800
40,305	California Pizza Kitchen, Inc. (a)	1,325,632
51,500	Coldwater Creek, Inc. (a)	1,044,420
65,100	CROCS, Inc. (a)	3,075,975
137,401	DiamondCluster International, Inc., Class A	1,606,218
18,800	The Geo Group, Inc. (a)	852,016
77,400	GSI Commerce, Inc. (a) (b)	1,748,466
25,514	Hibbett Sporting Goods, Inc. (a)	729,445
155,406	Iconix Brand Group, Inc. (a)	3,170,282

54,280	Internap Network Services Corp. (a)	854,910
51,902	Lifetime Brands, Inc. (b)	1,084,233
58,700	LoopNet, Inc. (a) (b)	1,003,183
75,000	Marvel Entertainment, Inc. (a) (b)	2,081,250
78,900	NutriSystem, Inc. (a) (b)	4,135,149
147,420	On Assignment, Inc. (a)	1,829,482
14,700	Perficient, Inc. (a)	290,766
22,300	Pinnacle Entertainment, Inc. (a)	648,261
116,200	Shuffle Master, Inc. (a) (b)	2,120,650
166,900	Smith & Wesson Holding Corp. (a) (b)	2,184,721
103,800	Texas Roadhouse, Inc., Class A (a)	1,479,150
43,200	THQ, Inc. (a)	1,477,008
62,100	WESCO International, Inc. (a)	3,898,638
353,400	The Wet Seal, Inc., Class A (a)	2,314,770
7,600	World Fuel Services Corp.	351,576
181,400	Youbet.com, Inc. (a)	544,200
		48,781,832
Consumer Staples: 0.24%
153,600	NutraCea (a) (b)	462,336

Energy: 1.55%
17,500	Atwood Oceanics, Inc. (a)	1,027,075
11,300	Carrizo Oil & Gas, Inc. (a)	395,048
7,100	Hercules Offshore, Inc. (a) (b)	186,446
39,600	Superior Energy Services, Inc. (a)	1,365,012
		2,973,581
Financial Services: 6.83%
37,500	Bankrate, Inc. (a)	1,321,500
13,600	Mid-America Apartment Communities, Inc.	765,136

64,800	Prosperity Bancshares, Inc.	2,251,152
39,700	SVB Financial Group (a)	1,929,023
45,138	Texas Capital Bancshares, Inc. (a)	925,329
95,600	TheStreet.com, Inc. (b)	1,171,100
43,500	Thomas Weisel Partners Group, Inc. (a)	827,370
33,915	United America Indemnity, Ltd. (a)	786,828
26,600	United Community Banks, Inc. (b)	872,214
41,199	Virginia Commerce Bancorp (a) (b)	891,958
73,477	Wilshire Bancorp, Inc.	1,205,023
28,000	WisdomTree Investments, Inc. (a) (b)	196,000
		13,142,633
Health Care: 18.96%
315,600	ADVENTRX Pharmaceuticals, Inc. (a) (b)	789,000
72,575	Allscripts Healthcare Solutions, Inc. (a) (b)	1,945,736
125,000	American Medical Systems Holdings, Inc. (a)	2,646,250
16,800	BioMimetic Therapeutics, Inc. (a)	277,872
42,523	Bio-Reference Laboratories, Inc. (a)	1,080,084
46,200	BioVeris Corp. (a)	613,998
71,101	Cardiome Pharma Corp. (a)	721,675
32,500	Cutera, Inc. (a)	1,176,175
62,842	Digene Corp. (a) (b)	2,665,129
47,500	DJO, Inc. (a)	1,800,250
62,879	Gen-Probe, Inc. (a)	2,960,343
34,200	Hologic, Inc. (a)	1,971,288
8,700	Integra LifeSciences Holdings Corp. (a)	396,546
43,900	Inverness Medical Innovations, Inc. (a)	1,921,942
112,418	LifeCell Corp. (a)	2,807,078
64,160	Micrus Endovascular Corp. (a)	1,529,574
38,100	Myriad Genetics, Inc. (a)	1,312,926
81,100	NovaMed, Inc. (a)	525,528

116,644	Psychiatric Solutions, Inc. (a) (b)	4,701,920
37,700	The Spectranetics Corp. (a)	403,390
27,100	Syneron Medical, Ltd. (a)	733,055
143,681	ThermoGenesis Corp. (a)	522,999
51,400	Viasys Healthcare, Inc. (a)	1,747,086
24,700	Vital Images, Inc. (a)	821,522
22,500	Volcano Corp. (a)	405,225
		36,476,591
Materials & Processing: 4.22%
96,900	Airgas, Inc.	4,084,335
23,600	Allegheny Technologies, Inc.	2,517,884
75,000	Apogee Enterprises, Inc.	1,503,000
		8,105,219
Producer Durables: 11.88%
102,300	Anadigics, Inc. (a) (b)	1,209,186
45,418	Arris Groups, Inc. (a)	639,485
137,518	BE Aerospace, Inc. (a)	4,359,321
167,450	Environmental Tectonics Corp. (a)	643,008
64,000	Esco Technologies, Inc. (a)	2,868,480
10,435	FEI Co. (a)	376,286
34,200	Kennametal, Inc.	2,312,262
46,981	Ladish Co., Inc. (a)	1,768,365
91,253	Met-Pro Corp.	1,325,906
71,400	SBA Communications Corp. (a)	2,109,870
57,247	Semitool, Inc. (a) (b)	744,211
158,800	Taser International, Inc. (a)	1,275,164
19,300	Technitrol, Inc.	505,467
26,900	Triumph Group, Inc.	1,488,646
22,900	Varian Semiconductor Equipment Association, Inc. (a)	1,222,402
		22,848,059

Technology: 26.32% (c)
20,600	American Science & Engineering, Inc. (a) (b)	1,085,002
19,604	Analogic Corp.	1,232,699
76,538	Ansoft Corp. (a)	2,421,662
59,132	Ansys, Inc. (a)	3,002,132
43,900	Atheros Communications, Inc. (a) (b)	1,050,527
105,759	Blackboard, Inc. (a)	3,556,675
39,100	Cognizant Technology Solutions Corp. (a)	3,451,357
28,800	Daktronics, Inc.	790,272
16,000	Digital River, Inc. (a)	884,000
28,900	DivX, Inc. (a) (b)	579,156
31,800	Emageon, Inc. (a)	349,800
21,900	Fairchild Semiconductor International, Inc., Class A (a)	366,168
446,400	Finisar Corp. (a)	1,562,400
93,949	II-VI, Inc. (a)	3,180,174
88,701	Internet Capital Group, Inc. (a)	949,101
187,896	Ixia, Inc. (a)	1,747,433
25,000	j2 Global Communications, Inc. (a)	693,000
70,500	Kenexa Corp. (a)	2,194,665
10,900	Komag, Inc. (a) (b)	356,757
76,601	Novatel Wireless, Inc. (a) (b)	1,228,680
43,800	Occam Networks, Inc. (a)	489,246
68,900	Oplink Communications, Inc. (a)	1,238,133
99,097	Opnet Technologies, Inc. (a)	1,338,800
27,300	Opnext, Inc. (a)	403,767
143,100	Opsware, Inc. (a) (b)	1,037,475
53,596	Optium Corp. (a)	1,040,298
45,800	Sirf Technology Holdings, Inc. (a)	1,271,408
158,700	Smith Micro Software, Inc. (a)	2,956,581

58,700	SPSS, Inc. (a)	2,119,070
51,100	SRS Labs, Inc. (a)	711,823
220,100	TIBCO Software, Inc. (a)	1,875,252
89,200	The Ultimate Software Group, Inc. (a)	2,336,148
186,200	VA Software Corp. (a) (b)	750,386
72,436	Viasat, Inc. (a)	2,388,215
		50,638,262
	Total Common Stocks (Cost $142,963,815)	189,798,004

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 1.37%
$ 2,644,091	CitiBank - Nassau
	4.540%, due 04/02/07	2,644,091
	Total Short-Term Bank Debt Instruments (Cost $2,644,091)	2,644,091
	Total Investments: 100.04% (excluding investments purchased with cash collateral from securities loaned) (Cost $145,607,906)	192,442,095

Shares
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 17.68%
34,006,292	Brown Brothers Investment Trust, Securities Lending Investment Fund (d)	34,006,292
	Total Investments Purchased With Collateral From Securities Loaned (Cost $34,006,292)	34,006,292
	Total Investments: 117.72% (Cost $179,614,198)	226,448,387
	Net Other Assets and Liabilities: (17.72)%	(34,078,666)
	Net Assets: 100.00%	$192,369,721

(a)	Non-income producing security.

(b)	Security, or portion of security, is currently on loan.

(c)	When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 1)

Percentages are stated as a percent of net assets.

Forward Hoover Small Cap Equity Fund

Portfolio of Investments (Note 1)

March 31, 2007 (UNAUDITED)

Shares		Value (Note 1)
COMMON STOCKS: 99.00%
Auto & Transportation: 2.85%
186,400	AAR Corp. (a)	$5,137,184
331,500	Gentex Corp.	5,386,875
164,100	Winnebago Industries, Inc.	5,518,683
		16,042,742
Consumer Discretionary: 28.94% (b)
214,700	Aéropostale, Inc. (a)	8,637,381
231,100	AnnTaylor Stores Corp. (a)	8,962,058
356,000	Callaway Golf Co.	5,610,560
199,700	Charming Shoppes, Inc. (a)	2,586,115
104,200	The Cheesecake Factory, Inc. (a)	2,776,930
51,900	The Children’s Place Retail Stores, Inc. (a)	2,893,944
94,400	Coinstar, Inc. (a)	2,954,720
157,450	Corrections Corp. of America (a)	8,314,934
375,600	Fred’s, Inc.	5,521,320
144,400	The GEO Group, Inc. (a)	6,544,208
173,950	Hibbett Sporting Goods, Inc. (a)	4,973,231
50,000	Jack in the Box, Inc. (a)	3,456,500
126,650	The Men’s Wearhouse, Inc.	5,958,882
162,500	Morton’s Restaurant Group, Inc. (a)	2,890,875
131,900	Navigant Consulting, Inc. (a)	2,606,344
130,300	Orient-Express Hotels, Ltd.	7,794,546

30,900	Panera Bread Co. (a)	1,824,954
125,700	PF Chang’s China Bistro, Inc. (a)	5,264,316
131,200	Phillips-Van Heusen Corp.	7,714,560
331,300	RadioShack Corp.	8,955,039
369,200	Sealy Corp.	6,453,616
195,950	Stage Stores, Inc.	4,567,595
64,500	Steiner Leisure, Ltd. (a)	2,901,210
439,800	Stride Rite Corp.	6,768,522
207,000	TeleTech Holdings, Inc. (a)	7,594,830
87,200	United Natural Foods, Inc. (a)	2,671,808
273,500	Urban Outfitters, Inc. (a)	7,250,485
155,600	Vail Resorts, Inc. (a)	8,453,748
98,200	The Warnaco Group, Inc. (a)	2,788,880
186,600	Zumiez, Inc. (a)	7,486,392
		163,178,503
Consumer Staples: 2.46%
181,300	The Hain Celestial Group, Inc. (a)	5,451,691
163,300	Longs Drug Stores Corp.	8,432,812
		13,884,503
Energy: 7.09%
224,700	Bill Barrett Corp. (a)	7,282,527
123,000	CARBO Ceramics, Inc.	5,725,650
165,600	Carrizo Oil & Gas, Inc. (a)	5,789,376
143,500	Dresser-Rand Group, Inc. (a)	4,371,010
140,400	Oil States International, Inc. (a)	4,505,436
56,400	Penn Virginia Corp.	4,139,760
230,800	TETRA Technologies, Inc. (a)	5,703,068
62,800	Whiting Petroleum Corp. (a)	2,474,948
		39,991,775

Financial Services: 14.95%
109,400	Advent Software, Inc. (a)	3,814,778
50,900	Affiliated Managers Group, Inc. (a)	5,515,015
52,500	Alexandria Real Estate Equities, Inc.	5,269,425
35,500	Assured Guaranty, Ltd.	969,860
111,700	Cohen & Steers, Inc.	4,812,036
214,300	Digital Realty Trust, Inc.	8,550,570
75,100	First Community Bancorp	4,246,154
99,400	First Industrial Realty Trust, Inc.	4,502,820
60,700	The Hanover Insurance Group, Inc.	2,799,484
76,800	KBW, Inc. (a)	2,669,568
116,600	National Financial Partners Corp.	5,469,706
136,500	Realty Income Corp.	3,849,300
174,600	Signature Bank (a)	5,681,484
141,600	Sotheby’s Holdings, Inc., Class A	6,298,368
117,600	SVB Financial Group (a)	5,714,184
180,600	UCBH Holdings, Inc.	3,362,772
225,400	Waddell & Reed Financial, Inc., Class A	5,256,328
123,700	Wintrust Financial Corp.	5,518,257
		84,300,109
Health Care: 9.61%
184,000	Abaxis, Inc. (a)	4,484,080
214,300	Amedisys, Inc. (a)	6,949,749
486,300	American Oriental Bioengineering, Inc. (a)	4,566,357
205,700	Healthcare Services Group, Inc.	5,893,305
229,800	Immucor, Inc. (a)	6,763,014
68,500	Inverness Medical Innovations, Inc. (a)	2,998,930
106,900	Pediatrix Medical Group, Inc. (a)	6,099,714
72,400	Psychiatric Solutions, Inc. (a)	2,918,444

223,900	Viasys Healthcare, Inc. (a)	7,610,361
127,700	West Pharmaceutical Services, Inc.	5,929,111
		54,213,065
Materials & Processing: 12.19%
91,700	Armor Holdings, Inc. (a)	6,174,161
166,300	Builders FirstSource, Inc. (a)	2,672,441
87,800	Cabot Microelectronics Corp. (a)	2,942,178
95,500	Chaparral Steel Co.	5,555,235
215,800	Dycom Industries, Inc. (a)	5,623,748
67,700	Metal Management, Inc. (a)	3,127,740
205,400	Myers Industries, Inc.	3,836,872
200,500	PAN American Silver Corp. (a)	5,932,795
156,100	Quanex Corp.	6,610,835
224,200	Quanta Services, Inc. (a)	5,654,324
71,200	Texas Industries, Inc.	5,377,736
43,500	Washington Group International, Inc. (a)	2,889,270
284,800	Willbros Group, Inc. (a)	6,419,392
168,600	Zoltek Cos., Inc. (a)	5,889,198
		68,705,925
Producer Durables: 7.56%
91,400	AGCO Corp. (a)	3,379,058
184,750	AMETEK, Inc.	6,381,265
520,700	Andrew Corp. (a)	5,514,213
211,200	BE Aerospace, Inc. (a)	6,695,040
148,900	Electro Scientific Industries, Inc. (a)	2,864,836
169,800	FEI Co. (a)	6,122,988
93,100	The Manitowoc Co., Inc.	5,914,643
89,000	Polycom, Inc. (a)	2,966,370
142,300	Veeco Instruments, Inc. (a)	2,774,850
		42,613,263

Technology: 11.27%
350,300	ADC Telecommunications, Inc. (a)	5,864,022
289,400	Checkpoint Systems, Inc. (a)	6,847,204
219,500	CommScope, Inc. (a)	9,416,550
310,500	Cypress Semiconductor Corp. (a)	5,759,775
50,900	Digital River, Inc. (a)	2,812,225
152,100	Fairchild Semiconductor International, Inc. (a)	2,543,112
445,000	Harmonic, Inc. (a)	4,369,900
403,500	Nuance Communications, Inc. (a)	6,177,585
117,600	OSI Systems, Inc. (a)	3,109,344
275,200	PerkinElmer, Inc.	6,665,344
82,600	Sirf Technology Holdings, Inc. (a)	2,292,976
83,700	Varian, Inc. (a)	4,876,362
200,600	Vishay Intertechnology, Inc. (a)	2,804,388
		63,538,787
Utilities: 2.08%
81,000	California Water Service Group	3,103,920
109,500	PNM Resources, Inc.	3,536,850
133,300	South Jersey Industries, Inc.	5,072,065
		11,712,835
	Total Common Stocks (Cost $475,015,751)	558,181,507

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 1.35%
	CitiBank - Nassau
$ 7,644,791	4.540%, due 04/02/07	7,644,791
	Total Short-Term Bank Debt Instruments (Cost $7,644,791)	7,644,791
	Total Investments: 100.35% (Cost $482,660,542)	565,826,298
	Net Other Assets and Liabilities: (0.35)%	(1,997,425)
	Net Assets: 100.00%	$563,828,873

(a)	Non-income producing security.

(b)	When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

Percentages are stated as a percent of net assets.

Forward Hoover Mini-Cap Fund

Portfolio of Investments (Note 1)

March 31, 2007 (UNAUDITED)

Shares		Value (Note 1)
COMMON STOCKS: 95.14%
Auto & Transportation: 3.00%
36,700	AAR Corp. (a)	$1,011,452
16,300	Bristow Group, Inc. (a)	594,135
71,900	Spartan Motors, Inc.	1,668,799
		3,274,386
Consumer Discretionary: 25.80% (b)
51,300	Aldila, Inc.	839,268
235,500	APAC Customer Services, Inc. (a)	1,104,495
41,700	Benihana, Inc. (a)	1,178,025
18,600	California Pizza Kitchen, Inc. (a)	611,754
40,300	Charming Shoppes, Inc. (a)	521,885
18,500	Coinstar, Inc. (a)	579,050
50,000	Everlast Worldwide, Inc. (a)	1,004,000
73,600	Fred’s, Inc.	1,081,920
43,550	The GEO Group, Inc. (a)	1,973,686
34,912	Hibbett Sporting Goods, Inc. (a)	998,134
41,500	Houston Wire & Cable Co. (a)	1,162,830

53,000	Jos. A. Bank Clothiers, Inc. (a)	1,873,550
85,800	LoJack Corp. (a)	1,628,484
73,400	Morton’s Restaurant Group, Inc. (a)	1,305,786
73,300	Nathans Famous, Inc. (a)	1,099,500
26,100	Navigant Consulting, Inc. (a)	515,736
24,900	PF Chang’s China Bistro, Inc. (a)	1,042,812
81,400	PriceSmart, Inc. (a)	1,250,304
38,700	Stage Stores, Inc.	902,097
51,600	Stantec, Inc. (a)	1,409,196
12,800	Steiner Leisure, Ltd. (a)	575,744
85,500	Stride Rite Corp.	1,315,845
43,300	TeleTech Holdings, Inc. (a)	1,588,677
115,800	The Topps Company, Inc.	1,125,576
37,100	Zumiez, Inc. (a)	1,488,452
		28,176,806
Energy: 2.06%
64,400	Carrizo Oil & Gas, Inc. (a)	2,251,424

Financial Services: 8.43%
35,400	Advent Software, Inc. (a)	1,234,398
32,800	Amcore Financial, Inc.	1,041,400
52,600	Cogdell Spencer, Inc.	1,108,282
21,900	Cohen & Steers, Inc.	943,452
53,900	Cowen Group, Inc. (a)	896,896
31,000	Digital Realty Trust, Inc.	1,236,900

4,800	EastGroup Properties, Inc.	244,944
15,200	KBW, Inc. (a)	528,352
34,700	Signature Bank, Inc. (a)	1,129,138
44,100	Thomas Weisel Partners Group, Inc. (a)	838,782
		9,202,544
Health Care: 15.45%
35,900	Abaxis, Inc. (a)	874,883
49,567	Amedisys, Inc. (a)	1,607,447
120,000	American Oriental Bioengineering, Inc. (a)	1,126,800
13,300	Analogic Corp.	836,304
113,400	Cholestech Corp. (a)	1,955,016
59,675	Healthcare Services Group, Inc.	1,709,689
19,600	Immucor, Inc. (a)	576,828
179,700	IRIS International, Inc. (a)	2,506,815
57,800	LHC Group, Inc. (a)	1,874,454
62,500	Psychemedics Corp.	1,059,375
71,000	Symmetry Medical, Inc. (a)	1,159,430
46,500	Viasys Healthcare, Inc. (a)	1,580,535
		16,867,576
Materials & Processing: 13.33%
39,900	AAON, Inc.	1,042,587
32,900	Builders FirstSource, Inc. (a)	528,703
17,400	Cabot Microelectronics Corp. (a)	583,074
42,800	Dycom Industries, Inc. (a)	1,115,368

65,400	Ennis, Inc.	1,750,104
90,700	LSB Industries, Inc. (a)	1,412,199
69,100	LSI Industries, Inc.	1,156,734
40,500	Myers Industries, Inc.	756,540
39,200	PAN American Silver Corp. (a)	1,159,928
150,400	Terra Industries, Inc. (a)	2,632,000
56,400	Willbros Group, Inc. (a)	1,271,256
33,000	Zoltek Companies, Inc. (a)	1,152,690
		14,561,183
Producer Durables: 6.06%
35,100	Astec Industries, Inc. (a)	1,412,775
184,200	Darling International, Inc. (a)	1,197,300
29,100	Electro Scientific Industries, Inc. (a)	559,884
33,200	FEI Co. (a)	1,197,192
39,800	Hurco Cos., Inc. (a)	1,705,430
28,100	Veeco Instruments, Inc. (a)	547,950
		6,620,531
Technology: 19.48%
67,900	Acacia Technologies Group (a)	1,074,178
49,500	Blackboard, Inc. (a)	1,664,685
86,000	Checkpoint Systems, Inc. (a)	2,034,760
86,700	Exar Corp. (a)	1,147,908
153,400	Harmonic, Inc. (a)	1,506,388
355,000	LivePerson, Inc. (a)	2,797,400

85,800	Methode Electronics, Inc.	1,267,266
80,000	Moldflow Corp. (a)	1,202,400
135,000	NetList, Inc. (a)	939,600
41,700	NetLogic Microsystems, Inc. (a)	1,110,054
116,700	Novatel Wireless, Inc. (a)	1,871,868
46,600	OSI Systems, Inc. (a)	1,232,104
98,100	SRS Labs, Inc. (a)	1,366,533
62,700	Ultra Clean Holdings, Inc. (a)	1,084,710
17,100	WebEx Communications, Inc. (a)	972,306
		21,272,160
Utilities: 1.53%
16,000	California Water Service Group	613,120
27,900	South Jersey Industries, Inc.	1,061,595
		1,674,715
	Total Common Stocks (Cost $90,074,839)	103,901,325

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 4.25%
	Bank of America - London
$ 4,646,307	4.540%, due 04/02/07	4,646,307
	Total Short-Term Bank Debt Instruments (Cost $4,646,307)	4,646,307
	Total Investments: 99.39% (Cost $94,721,146)	108,547,632
	Net Other Assets and Liabilities: 0.61%	662,526
	Net Assets: 100.00%	$109,210,158

(a)	Non-income producing security.

(b)	When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

Percentages are stated as a percent of net assets.

Forward Legato Fund

Portfolio of Investments (Note 1)

March 31, 2007 (UNAUDITED)

Shares		Value (Note 1)
COMMON STOCKS: 97.92%
Autos & Transportation: 1.34%
2,750	Knight Transportation, Inc.	$49,005
1,875	Winnebago Industries, Inc.	63,056
		112,061
Consumer Discretionary: 14.84%
3,180	99 Cents Only Stores (a)	46,841
1,025	Advisory Board Co. (a)	51,886
1,226	Arbitron, Inc.	57,561
4,015	Casual Male Retail Group, Inc. (a)	47,497
5,106	Champion Enterprises, Inc. (a)	44,933
1,175	The Cheesecake Factory, Inc. (a)	31,314
3,349	Corinthian Colleges, Inc. (a)	46,049
4,554	Cost Plus, Inc. (a)	45,540
2,111	Cox Radio, Inc. (a)	28,815
1,690	DeVry, Inc.	49,602
3,406	Fleetwood Enterprises, Inc. (a)	26,941
2,060	Fred’s, Inc.	30,282

5,130	Gentex Corp.	83,363
1,790	GTSI Corp. (a)	19,690
1,750	Iconix Brand Group, Inc. (a)	35,700
1,339	Jarden Corp. (a)	51,284
1,485	Keystone Automotive Industries, Inc. (a)	50,044
2,025	LKQ Corp. (a)	44,267
3,125	LoJack Corp. (a)	59,313
2,773	Nautilus, Inc.	42,787
2,192	O’Charley’s, Inc. (a)	42,284
1,325	Ritchie Bros. Auctioneers, Inc.	77,539
975	SCP Pool Corp.	34,905
1,850	Select Comfort Corp. (a)	32,930
4,134	Sturm, Ruger, & Co., Inc. (a)	55,602
1,334	Tenneco, Inc. (a)	33,964
1,180	Universal Technical Institute, Inc. (a)	27,234
4,673	Visteon Corp. (a)	39,907
		1,238,074
Consumer Staples: 3.78%
960	Chattem, Inc. (a)	56,582
3,730	Cott Corp. (a)	49,907
1,327	Lance, Inc.	26,859
1,905	Performance Food Group Co. (a)	58,807
2,325	United Natural Foods, Inc. (a)	71,238
1,105	USANA Health Sciences, Inc. (a)	51,791
		315,184

Energy: 5.22%
1,601	CARBO Ceramics, Inc.	74,527
1,666	Encore Acquisition Co. (a)	40,301
1,175	Forest Oil Corp. (a)	39,210
2,400	Global Industries, Ltd. (a)	43,896
2,097	Hanover Compressor Co. (a)	46,658
1,150	St. Mary Land & Exploration Co.	42,182
2,210	W-H Energy Services, Inc. (a)	103,295
1,161	Whiting Petroleum Corp. (a)	45,755
		435,824
Financial Services: 7.30%
2,050	Boston Private Financial Holdings, Inc.	57,236
1,655	Cedar Shopping Centers, Inc.	26,811
700	FactSet Research Systems, Inc.	43,995
2,050	Financial Federal Corp.	53,956
935	First Industrial Realty Trust, Inc.	42,356
814	First Marblehead Corp.	36,540
853	Hanover Insurance Group, Inc.	39,340
567	Kronos, Inc. (a)	30,334
890	Portfolio Recovery Associates, Inc. (a)	39,738
1,375	PrivateBancorp, Inc.	50,270
1,478	Sun Communities, Inc.	45,848
600	TSX Group, Inc.	25,614
5,773	W Holding Co., Inc.	28,865

815	WestAmerica BanCorp.	39,259
1,225	World Acceptance Corp. (a)	48,939
		609,101
Health Care: 21.44%
1,765	American Medical Systems Holdings, Inc. (a)	37,365
2,048	Angiodynamics, Inc. (a)	34,591
1,110	ArthroCare Corp. (a)	40,004
850	Aspect Medical Systems, Inc. (a)	13,252
7,267	Cepheid, Inc. (a)	86,332
1,350	Chemed Corp.	66,096
1,975	Computer Programs & Systems, Inc.	52,970
2,527	Diversa Corp. (a)	19,736
2,750	Gentiva Health Services, Inc. (a)	55,468
2,560	Greatbatch, Inc. (a)	65,280
799	Haemonetics Corp. (a)	37,353
2,630	Integra LifeSciences Holdings Corp. (a)	119,875
1,375	Kensey Nash Corp. (a)	41,937
1,972	K-V Pharmaceutical Co., Class A (a)	48,768
1,280	Kyphon, Inc. (a)	57,779
1,150	Landauer, Inc.	58,052
2,268	Matria Healthcare, Inc. (a)	59,784
1,165	Medicis Pharmaceutical Corp., Class A	35,905
900	Mentor Corp.	41,400
690	Millipore Corp. (a)	50,004
1,700	Neogen Corp. (a)	40,086

2,371	Par Pharmaceutical Cos., Inc. (a)	59,560
1,515	Pediatrix Medical Group, Inc. (a)	86,446
1,375	PolyMedica Corp.	58,204
1,383	PSS World Medical, Inc. (a)	29,237
2,850	Psychemedics Corp.	48,307
1,250	Quality Systems, Inc.	50,000
1,312	Sunrise Senior Living, Inc. (a)	51,850
3,017	SurModics, Inc. (a)	108,612
2,910	Synovis Life Technologies, Inc. (a)	39,343
2,090	Techne Corp. (a)	119,339
1,999	U.S. Physical Therapy, Inc. (a)	27,826
835	Varian, Inc. (a)	48,647
		1,789,408
Industrials: 16.01%
919	Acuity Brands, Inc.	50,030
974	Alexander & Baldwin, Inc.	49,129
858	American Science & Engineering, Inc. (a)	45,191
1,705	BE Aerospace, Inc. (a)	54,048
7,084	C&D Technologies, Inc.	35,633
3,976	DiamondCluster International, Inc.	46,479
810	DRS Technologies, Inc.	42,258
2,950	Federal Signal Corp.	45,784
4,805	First Consulting Group, Inc. (a)	43,726
1,420	G&K Services, Inc., Class A	51,518
895	GATX Corp.	42,781

1,517	General Cable Corp. (a)	81,053
1,254	General Maritime Corp.	36,216
709	IDEX Corp.	36,074
1,895	LSI Industries, Inc.	31,722
2,823	Matrix Service Co. (a)	57,109
1,735	Mobile Mini, Inc. (a)	46,463
3,608	Modtech Holdings, Inc. (a)	11,329
2,975	Raven Industries, Inc.	83,449
1,585	Resources Connection, Inc. (a)	50,704
1,621	Robbins & Myers, Inc.	60,447
4,345	Rollins, Inc.	99,978
955	School Specialty, Inc. (a)	34,485
1,720	Stericycle, Inc. (a)	140,180
1,738	Wabtec Corp.	59,944
		1,335,730
Materials & Processing: 5.34%
2,050	AMCOL International Corp.	60,783
1,262	Brush Engineered Materials, Inc. (a)	61,169
1,546	Commercial Metals Co.	48,467
3,825	Landec Corp. (a)	54,239
1,825	Simpson Manufacturing Co., Inc.	56,283
4,248	Spartech Corp.	124,636
2,245	Symyx Technologies, Inc. (a)	39,781
		445,358

Producer Durables: 1.85%
3,675	A.S.V., Inc. (a)	56,080
900	Curtiss-Wright Corp.	34,686
1,375	Franklin Electric Co., Inc.	63,938
		154,704
Technology: 20.16%
2,425	Ansoft Corp. (a)	76,727
1,300	ANSYS, Inc. (a)	66,001
1,825	Avocent Corp. (a)	49,220
4,100	The BISYS Group, Inc. (a)	46,986
2,925	Blackbaud, Inc.	71,429
2,550	Blackboard, Inc. (a)	85,757
793	CACI International, Inc. (a)	37,160
6,290	Digi International, Inc. (a)	79,883
2,960	Echelon Corp. (a)	31,198
419	ENGlobal Corp. (a)	2,325
6,455	Entegris, Inc. (a)	69,069
430	F5 Networks, Inc. (a)	28,672
2,550	II-VI, Inc. (a)	86,318
1,650	Innovative Solutions & Support, Inc. (a)	41,778
2,952	Keane, Inc. (a)	40,088
1,297	ManTech International Corp., Class A (a)	43,333
2,102	Maximus, Inc.	72,477
4,005	Microsemi Corp. (a)	83,344

2,090	National Instruments Corp.	54,821
2,010	Power Integrations, Inc. (a)	45,526
1,650	Rimage Corp. (a)	42,751
1,642	Rudolph Technologies, Inc. (a)	28,636
2,325	Semtech Corp. (a)	31,341
1,305	Stratasys, Inc. (a)	55,750
980	Tech Data Corp. (a)	35,094
1,550	Trimble Navigation, Ltd. (a)	41,602
1,935	Ultimate Software Group, Inc. (a)	50,678
679	Varian Semiconductor Equipment Associates, Inc. (a)	36,245
2,120	Verint Systems, Inc. (a)	68,158
3,170	WebEx Communications, Inc. (a)	180,246
		1,682,613
Telecommunications: 0.64%
3,603	Alaska Communications Systems Group, Inc.	53,144
	Total Common Stocks (Cost $6,647,501)	8,171,201

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 2.09%
	Brown Brothers Harriman & Co. - Grand Cayman
$ 174,771	4.540%, due 04/02/07	174,771
	Total Short-Term Bank Debt Instruments (Cost $174,771)	174,771
	Total Investments: 100.01% (Cost $6,822,272)	8,345,972
	Net Other Assets and Liabilities: (0.01)%	(1,056)
	Net Assets: 100.00%	$8,344,916

(a)	Non-income producing security.

Percentages are stated as a percent of net assets.

Forward Emerald Banking and Finance Fund

Portfolio of Investments (Note 1)

March 31, 2007 (UNAUDITED)

Shares		Value (Note 1)
COMMON STOCKS: 95.23%
Financial Services: 95.23%
Banks Regional: 59.96%
163,308	Access National Corp.	$1,551,426
75,505	Alabama National BanCorp	5,346,509
23,400	Beverly National Corp.	510,120
62,400	Camden National Corp.	2,708,160
25,440	Capital Corp. of The West	675,432
146,927	Cascade Financial Corp. (b)	2,557,999
111,847	Central Pacific Financial Corp.	4,090,245
132,104	CoBiz, Inc.	2,630,191
94,412	Codorus Valley Bancorp, Inc.	1,796,660
220,200	Colonial Bancgroup, Inc.	5,449,950
203,481	Community Banks, Inc. (b)	4,857,091
82,280	Desert Community Bank	1,563,320
44,855	East Penn Financial Corp.	340,898
119,173	East West Bancorp, Inc.	4,381,991
33,300	Eastern Virginia Bankshares, Inc.	759,740
25,400	Enterprise Financial Services Corp. (b)	711,200
81,000	First Mercury Financial Corp. (a)	1,664,550
136,909	First Regional Bancorp (a)	4,066,197
242,638	First Security Group, Inc.	2,761,220
83,600	First State Bancorp	1,885,180
39,700	F.N.B. Corp.	668,945

47,700	FNB Corp.	1,709,091
172,719	Gateway Financial Holdings, Inc.	2,511,334
58,800	Great Southern Bancorp, Inc.	1,721,664
101,700	Heartland Financial USA, Inc. (b)	2,720,475
30,300	Heritage Commerce Corp.	772,347
72,275	International Bancshares Corp.	2,144,399
144,461	Lakeland Financial Corp.	3,279,265
2,880	Leesport Financial Corp.	62,266
50,000	MetroCorp Bancshares, Inc.	1,060,000
45,840	New Century Bancorp, Inc. (a)	677,974
375,590	Nexity Financial Corp. (a)	4,394,403
35,400	Pinnacle Financial Partners, Inc. (a)	1,080,054
166,131	Preferred Bank	6,513,997
57,500	Princeton National Bancorp, Inc.	1,725,000
45,700	Private Bancorp, Inc. (b)	1,670,792
363,000	Prosperity Bancshares, Inc. (b)	12,610,620
51,500	Pulaski Financial Corp. (b)	803,400
45,700	Sandy Springs Bancorp, Inc.	1,583,048
160,042	Security Bank Corp.	3,223,246
40,000	Signature Bank (a)	1,301,600
165,086	Smithtown Bancorp, Inc. (b)	4,292,241
166,638	Southwest Bancorp, Inc.	4,280,930
268,067	Sterling Financial Corp.	5,951,087
183,674	Superior Bancorp (a) (b)	1,983,679
88,580	SVB Financial Group (a)	4,304,102
339,102	Texas Capital Bancshares, Inc. (a)	6,951,591
180,039	Union Bankshares Corp.	4,670,212
183,252	United Community Banks, Inc. (b)	6,008,833
15,450	United Security Bancshares, Inc. (b)	294,632
256,481	Virginia Commerce Bancorp, Inc. (a) (b)	5,552,814
2,053	Virginia Financial Group, Inc.	53,234

44,800	West Coast Bancorp	1,432,256
88,300	Western Alliance Bancorp (a) (b)	2,740,832
280,279	Wilshire Bancorp, Inc. (b)	4,596,576
54,945	Yardville National Bancorp	1,995,053
		157,650,071
Diversified Financial Services: 3.03%
213,200	E*Trade Financial Corp. (a)	4,524,104
450	FCStone Group, Inc. (a)	16,794
77,233	Stifel Financial Corp. (a) (b)	3,421,422
		7,962,320
Financial Data Processing Services: 1.55%
26,519	Cass Information Systems, Inc. (b)	895,281
61,100	Penson Worldwide, Inc. (a)	1,844,609
106,300	TradeStation Group, Inc. (a)	1,338,317
		4,078,207
Financial Information Services: 2.23%
25,300	Alliance Data Systems Corp. (a)	1,558,986
48,947	Bankrate, Inc. (a)	1,724,892
211,800	TheStreet.com, Inc. (b)	2,594,550
		5,878,428
Financial Miscellaneous: 5.94%
145,900	Advanta Corp., Class B	6,396,256
81,750	Evercore Partners, Inc., Class A (b)	2,549,783
22,700	Nyse Group, Inc. (a) (b)	2,128,125
72,690	Sanders Morris Harris Group, Inc.	774,148
111,173	Thomas Weisel Partners Group, Inc. (a) (b)	2,114,510
234,961	WisdomTree Investments, Inc. (a) (b)	1,644,727
		15,607,549

Insurance Carriers: Propery & Casualty: 11.69%
1,700	Employers Holdings, Inc. (a)	34,034
38,900	Erie Indemnity Co., Class A	2,052,753
176,200	HUB International, Ltd.	7,344,016
43,030	Mercer Insurance Group, Inc.	855,867
68,700	Navigators Group, Inc. (a)	3,446,679
135,981	Philadelphia Consolidated Holding Corp. (a)	5,981,804
71,300	SeaBright Insurance Holdings, Inc. (a)	1,311,920
138,112	Selective Insurance Group, Inc.	3,516,331
267,154	United America Indemnity, Ltd. (a)	6,197,973
		30,741,377
Insurance: Multi-Line: 0.64%
140,022	Brooke Corp.	1,685,865

Investment Management Companies: 3.88%
69,000	Affiliated Managers Group, Inc. (a) (b)	7,476,150
30,949	Calamos Asset Management, Inc.	690,782
53,200	Fortress Investment Group Llc (b)	1,525,776
10,800	Nuveen Investments, Inc., Class A	510,840
		10,203,548
Real Estate Investment Trusts: 3.20%
89,438	America First Apartment Investors, Inc.	1,814,697
27,900	American Campus Communities, Inc.	845,091
81,700	Highland Hospitality Corp.	1,454,260
47,800	Mid-America Apartment Communities, Inc.	2,689,228
82,000	Urstadt Biddle Properties, Inc., Class A	1,603,920
		8,407,196

Savings & Loans: 1.34%
47,600	Citizens First Corp. (a)	673,540
20,200	Guaranty Federal Bancshares, Inc.	591,860
160,000	Pacific Premier Bancorp (a)	1,728,000
50,000	Westfield Financial, Inc.	536,000
		3,529,400
Securities Brokerage & Service: 1.77%
57,200	Investment Technology Group, Inc. (a)	2,242,240
47,700	KBW, Inc. (a)	1,658,052
25,200	Raymond James Financial, Inc.	749,952
		4,650,244
	Total Financial Services	250,394,205
	Total Common Stocks (Cost $192,848,485)	250,394,205

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 5.41%
	CitiBank - Nassau
$14,219,096	4.540%, due 04/02/07	14,219,096
	Total Short-Term Bank Debt Instruments (Cost $14,219,096)	14,219,096
	Total Investments: 100.64% (excluding investments purchased with cash collateral from securities loaned) (Cost $207,067,581)	264,613,301

Shares
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 16.73%
43,984,379	Brown Brothers Investment Trust, Securities Lending Investment Fund (c)	43,984,379
	Total Investments Purchased With Cash Collateral From Securities Loaned (Cost $43,984,379)	43,984,379
	Total Investments: 117.37% (Cost $251,051,960)	308,597,680
	Net Other Assets and Liabilities: (17.37)%	(45,679,624)
	Net Assets: 100.00%	$262,918,056

(a)	Non-income producing security.

(b)	Security, or portion of security, is currently on loan.

(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 1)

Percentages are stated as a percent of net assets.

Forward Emerald Opportunities Fund

Portfolio of Investments (Note 1)

March 31, 2007 (UNAUDITED)

Shares		Value (Note 1)
COMMON STOCKS: 85.70%
Auto & Transportation: 1.35%
1,500	Force Protection, Inc. (a) (b)	$28,140
3,400	The Goodyear Tire & Rubber Co. (a)	106,046
		134,186
Consumer Discretionary: 18.84%
4,000	99 Cents Only Stores (a)	58,920
700	Bare Escentuals, Inc. (a)	25,109
2,000	CROCS, Inc. (a)	94,500
3,000	Diamond Management & International, Inc., Class A	35,070
2,100	DreamWorks Animation SKG, Inc. (a)	64,218
5,000	GSI Commerce, Inc. (a) (b) (d)	112,950
3,500	Hasbro, Inc.	100,170
6,000	Iconix Brand Group, Inc. (a)	122,400
2,000	Jarden Corp. (a)	76,600
600	Las Vegas Sands Corp. (a)	51,966
1,400	Liberty Interactive Group, Series A (a)	33,348
3,000	Marvel Entertainment, Inc. (a) (b)	83,250
700	MGM MIRAGE (a)	48,664
5,000	NutirSystem, Inc. (a) (b) (d)	262,050
5,000	On Assignment, Inc. (a)	62,050
1,500	Penn National Gaming, Inc. (a)	63,630
500	Sears Holdings Corp. (a)	90,080
2,500	Shuffle Master, Inc. (a) (b)	45,625
8,000	Smith & Wesson Holding Corp. (a) (b)	104,720
1,300	Under Armour, Inc. (a)	66,690
2,500	Urban Outfitters, Inc. (a)	66,275
1,200	WESCO International, Inc. (a)	75,336

13,000	The Wet Seal, Inc., Class A (a)	85,150
13,000	Youbet.com, Inc. (a)	39,000
		1,867,771
Consumer Staples: 4.12%
2,300	Altria Group, Inc. (d)	201,963
1,900	Altria Group, Inc. (a) (f)	125,191
4,000	Jones Soda Co. (a) (b)	80,880
		408,034
Energy: 5.36%
3,000	Carrizo Oil & Gas, Inc. (a)	104,880
2,100	Grant Prideco, Inc. (a)	104,664
2,000	RPC, Inc.	33,320
1,300	Schlumberger, Ltd.	89,830
1,000	Tesco Corp. (a)	26,550
1,000	Transocean, Inc. (a)	81,700
1,000	Trico Marine Services, Inc. (a)	37,260
1,000	Ultra Petroleum Corp. (a)	53,130
		531,334
Financial Services: 7.56%
800	Alliance Data Systems Corp. (a)	49,296
1,500	Citigroup, Inc. (d)	77,010
500	The Goldman Sachs Group, Inc.	103,315
800	Lehman Brothers Holdings, Inc.	56,056
11,000	TheStreet.com, Inc. (b)	134,750
47,000	WisdomTree Investments, Inc. (a) (b)	329,000
		749,427
Health Care: 15.43%
9,800	ADVENTRX Pharmaceuticals, Inc. (a) (b)	24,500
2,000	Allscripts Healthcare Solutions, Inc. (a) (b)	53,620
4,000	Alnylam Pharmaceuticals, Inc. (a) (b)	72,000
2,000	American Medical Systems Holdings, Inc. (a)	42,340
1,500	Array BioPharma, Inc. (a)	19,050

2,000	BioCryst Pharmaceuticals, Inc. (a) (b)	16,740
2,100	BioMimetic Therapeutics, Inc. (a)	34,734
22,000	BioVeris Corp. (a)	292,380
6,000	Cardiome Pharma Corp. (a)	60,900
3,000	Crucell NV ADR (a) (b) (e)	75,810
1,500	DJO, Inc. (a)	56,850
2,000	Hologic, Inc. (a)	115,280
2,000	Inverness Medical Innovations, Inc. (a)	87,560
2,500	LifeCell Corp. (a) (d)	62,425
2,000	Medicis Pharmaceutical Corp., Class A (b)	61,640
1,200	Mentor Corp. (b)	55,200
4,000	Micrus Endovascular Corp. (a)	95,360
2,000	Myriad Genetics, Inc. (a)	68,920
2,000	PDL BioPharma, Inc. (a)	43,400
5,000	Polymedix, Inc. (a)	9,500
2,500	Psychiatric Solutions, Inc. (a) (b)	100,775
8,000	ThermoGenesis Corp. (a)	29,120
1,500	Viasys Healthcare, Inc. (a)	50,985
		1,529,089
Materials & Processing: 2.66%
6,000	Apogee Enterprises, Inc.	120,240
3,200	Harsco Corp.	143,552
		263,792
Producer Durables: 5.00%
6,000	BE Aerospace, Inc. (a)	190,200
6,000	General Electric Co. (d)	212,160
1,200	International Game Technology	48,456
1,200	Ladish Co., Inc (a)	45,168
		495,984
Technology: 23.00%
1,000	Akamai Technologies, Inc. (a)	49,920
900	American Science & Engineering, Inc. (a) (b)	47,403
4,000	ANADIGICS, Inc. (a) (b)	47,280

1,000	Ansoft Corp. (a)	31,640
1,600	Apple Computer, Inc. (a)	148,656
4,800	Blackboard, Inc. (a)	161,424
1,500	Business Objects SA, ADR (a) (d) (e)	54,285
11,000	Callidus Software, Inc. (a) (d)	82,500
10,000	C-COR, Inc. (a)	138,600
2,000	Celgene Corp. (a) (d)	104,920
2,000	Ciena Corp. (a)	55,900
1,000	Cisco Systems, Inc. (a)	25,530
1,000	Cognizant Technology Solutions Corp. (a)	88,270
1,500	Daktronics, Inc.	41,160
500	Focus Media Holding, Ltd., ADR (a) (e)	39,230
4,000	Hewlett-Packard Co. (d)	160,560
5,500	Informatica Corp. (a)	73,865
600	International Business Machines Corp.	56,556
11,000	Internet Capital Group, Inc. (a)	117,700
1,100	Komag, Inc. (a) (b)	36,003
5,000	Micron Technology, Inc. (a)	60,400
1,500	MICROS Systems, Inc. (a)	80,985
9,000	Motive, Inc. (a)	31,950
6,000	OPNET Technologies, Inc. (a)	81,060
2,500	Oracle Corp. (a)	45,325
15,000	Sangamo BioSciences, Inc. (a) (b)	102,000
6,000	Smith Micro Software, Inc. (a)	111,780
5,400	TIBCO Software, Inc. (a)	46,008
15,000	VA Software Corp. (a) (b)	60,450
6,000	Vical, Inc. (a)	28,920
5,000	Vishay Intertechnology, Inc. (a)	69,900
		2,280,180
Utilities: 2.38%
2,000	The AES Corp. (a)	43,040
3,500	Comcast Corp., Class A (a) (d)	90,825
5,000	Duke Energy Corp. (d)	101,450
		235,315
	Total Common Stocks (Cost $7,630,985)	8,495,112

Contracts
OPTIONS PURCHASED: 1.52%
Calls: 0.86%
	Apogee Enterprises, Inc.
30	Expiration: May 2007 at $17.50	8,100
	Apple Computer Inc.
15	Expiration: April 2007 at $90.00	6,300
	Boyd Gaming Corp.
25	Expiration: May 2007 at $45.00	10,500
	Comcast Corp. Class A
30	Expiration: April 2007 at $26.625	1,125
	IntercontinentalExchange Inc.
10	Expiration: June 2007 at $150.00	2,750
	Internet Capital Group Inc.
40	Expiration: April 2007 at $10.00	2,600
	Intuitive Surgical Inc.
6	Expiration: April 2007 at $110.00	8,580
	Jarden Corp.
15	Expiration: April 2007 at $35.00	5,100
	MGM MIRAGE
15	Expiration: May 2007 at $70.00	5,100
	Myriad Genetics Inc.
20	Expiration: May 2007 at $35.00	3,400
	NutirSystem Inc.
30	Expiration: May 2007 at $50.00	16,800
	The ServiceMaster Co.
30	Expiration: April 2007 at $12.50	8,100
	Shuffle Master Inc.
40	Expiration: May 2007 at $25.00	200
	Toll Brothers Inc.
20	Expiration: June 2007 at $32.50	900
	Under Armour Inc.
20	Expiration: April 2007 at $50.00	5,200
	VA Software Corp.
60	Expiration: May 2007 at $5.00	600
		85,355

Puts: 0.66%
	Atherogenics Inc.
20	Expiration: April 2007 at $7.50	9,400
	INVESTools Inc.
50	Expiration: May 2007 at $12.50	1,750
	KB Home
30	Expiration: April 2007 at $45.00	8,100
20	Expiration: April 2007 at $50.00	14,600
	Take-Two Interactive Software Inc.
130	Expiration: June 2007 at $20.00	22,100
	WCI Communities Inc.
30	Expiration: May 2007 at $20.00	3,000
30	Expiration: June 2007 at $22.50	6,900
		65,850
	Total Options Purchased (Cost $212,403)	151,205

Par Value
SHORT-TERM BANK DEBT INVESTMENTS: 12.18%
	CitiBank - Nassau
$ 1,207,861	4.540%, due 04/02/07	1,207,861
	Total Short-Term Bank Debt Instruments (Cost $1,207,861)	1,207,861
	Total Investments: 99.40% (excluding investments purchased with cash collateral from securities loaned) (Cost $9,051,249)	9,854,178

Shares
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 16.66%
1,651,182	Brown Brothers Investment Trust, Securities Lending Investment Fund (c)	1,651,182
	Total Investments Purchased With Cash Collateral From Securities Loaned (Cost $1,651,182)	1,651,182
	Total Investments: 116.06% (Cost $10,702,431)	11,505,360
	Net Assets and Other Liabilities: (16.06)%	(1,592,275)
	Net Assets: 100.00%	$9,913,085

Shares
SCHEDULE OF SECURITIES SOLD SHORT
(9,000)	Arctic Cat, Inc.	$(175,410)
(3,000)	Blyth, Inc.	(63,330)
(6,000)	INVESTools, Inc.	(83,400)
(5,000)	Neurometrix, Inc.	(48,550)
(3,500)	NMT Medical, Inc.	(47,600)
(4,000)	Take-Two Interactive Software, Inc.	(80,560)
(10,000)	Technical Olympic USA, Inc.	(39,900)
	Total Securities Sold Short (Proceeds $539,892)	$(538,750)

(a)	Non-income producing security.

(b)	Security, or portion of security, is currently on loan.

(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 1)

(d)	Security, or portion of security, is being held as collateral for short sales.

(e)	ADR - American Depositary Receipt

(f)	When-Issued Security

Percentages are stated as a percent of net assets.

Forward Global Emerging Markets Fund

Portfolio of Investments (Note 1)

March 31, 2007 (UNAUDITED)

Shares		Value (Note 1)
COMMON STOCKS: 92.81%
Argentina: 0.68%
11,800	Banco Macro SA, ADR (a)	$400,492

Brazil: 8.31%
36,274	Cia Vale do Rio Doce	1,343,351
9,200	GVT Holding SA (b)	106,276
24,000	Lojas Renner SA	311,023
24,684	Petroleo Brasileiro SA, ADR (a)	2,205,515
11,970	Tim Participacoes SA, ADR (a)	388,786
6,018	Unibanco-Uniao de Bancos Brasileiros SA, GDR (c)	526,334
		4,881,285
China: 14.37%
44,578	3SBio, Inc., Sponsored ADR (a) (b)	491,249
172,000	Angang Steel Co. Ltd.	298,499
341,000	China Coal Energy Co. (b)	364,414
1,962,000	China Construction Bank Corp.	1,122,434
63,000	China Life Insurance Co., Class H	181,014
148,500	China Mobile, Ltd.	1,350,346
289,250	China Overseas Land & Investment, Ltd.	363,529
142,000	China Resources Enterprise, Ltd.	474,333
210,000	China Resources Land, Ltd.	253,177
213,579	China Unicom, Ltd.	307,788
790,000	CNOOC, Ltd.	692,583

520,000	Cnpc Hong Kong, Ltd.	259,551
798,000	Denway Motors, Ltd.	348,266
4,800	Focus Media Holding, Ltd., ADR (a) (b)	376,608
233,400	Great Wall Motor Co., Ltd.	344,118
980,000	Shanghai Electric Group Co., Ltd.	457,797
17,100	Sohu.com, Inc. (b)	366,453
225,000	XJ Electric Co., Ltd. (b)	384,750
		8,436,909
Egypt: 0.79%
4,600	Orascom Construction Industries, Sponsored ADR (a)	461,902

Hong Kong: 0.48%
48,800	Bank of East Asia, Ltd.	283,863

Hungary: 0.52%
1,700	Richter Gedeon Nyrt, GDR (c)	308,125

India: 3.75%
28,600	Dr. Reddy’s Laboratories, Ltd., ADR (a) (d)	470,756
7,800	ICICI Bank, Ltd., Sponsored ADR (a) (d)	286,650
14,100	Patni Computer Systems, Ltd., ADR (a)	325,146
11,347	Satyam Computer Services, Ltd., ADR (a) (d)	257,577
7,276	State Bank of India, GDR (c)	456,205
24,928	Tata Motors, Ltd., Sponsored ADR (a) (b)	404,083
		2,200,417
Indonesia: 2.13%
1,767,500	Kalbe Farma Tbk PT (b)	234,375
996,415	PT Bank Mandiri	272,991
495,813	PT Bank Rakyat Indonesia	274,395
10,913	PT Telekomunikasi Indonesia, Sponsored ADR (a) (d)	470,787
		1,252,548

Israel: 2.67%
77,982	Bank Hapoalim B.M.	374,344
146,667	Israel Discount Bank, Ltd. (b)	308,360
23,600	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (a)	883,348
		1,566,052
Malaysia: 4.38%
248,300	Bumiputra-Commerce Holding Berhad	714,558
225,900	Gamuda Berhad	522,690
50,100	Genting Berhad	575,987
138,200	Telekom Malaysia Berhad	399,711
108,375	Tenaga Nasional Berhad	357,332
		2,570,278
Mexico: 6.77%
30,303	America Movil SA de CV, ADR, Series L (a)	1,448,180
271,600	Consorcio ARA SAB de CV	467,502
5,900	Fomento Economico Mexicano SA de CV, Sponsored ADR (a)	651,301
160,000	Grupo Financiero Banorte SA de CV	758,091
21,932	Grupo Televisa SA, Sponsored ADR (a)	653,574
		3,978,648
Philippines: 2.27%
1,439,263	Ayala Land, Inc.	492,183
256,607	Bank of the Philippine Islands	348,347
7,239	Philippine Long Distance Telephone Co.	378,829
2,200	Philippine Long Distance Telephone Co., ADR (a) (d)	116,160
		1,335,519

Russia: 10.34%
9,871	Efes Breweries International, GDR (b) (c)	263,062
10,869	Imperial Energy Corp. Plc (b)	321,469
18,000	Integra Group Holdings, GDR (b) (c)	346,500
12,896	LUKOIL, Sponsored ADR (a)	1,115,504
14,100	Mobile TeleSystems, Sponsored ADR (a)	789,036
54,202	OAO Gazprom, Sponsored ADR (a)	2,271,064
3,130	OAO Vimpel-Communications, Sponsored ADR (a) (d)	296,849
4,900	RAO Unified Energy System, GDR, Registered Shares (c)	667,559
		6,071,043
Singapore: 0.73%
225,000	Cosco Corp. Singapore, Ltd.	425,634

Slovakia: 0.00% (e)
525	Chirana Prema AS (b)	0

South Africa: 4.19%
2,011	Anglo Platinum, Ltd.	317,264
17,503	Barloworld, Ltd.	436,700
14,747	Gold Fields, Ltd.	273,412
23,092	Harmony Gold Mining Co., Ltd. (b)	322,292
15,257	Impala Platinum Holdings, Ltd.	479,530
11,911	Naspers, Ltd.	288,149
22,741	Sappi, Ltd.	344,822
		2,462,169
South Korea: 14.21%
8,696	Hana Financial Group, Inc.	450,144
5,411	Hyundai Department Store Co., Ltd.	454,368

6,870	Hyundai Development Co.	378,989
5,395	Hyundai Motor Co.	379,049
9,383	Kookmin Bank	841,757
7,422	LG Corp.	251,266
4,377	LG Electronics, Inc.	298,686
41,900	Macquarie Korea Infrastructure Fund, GDR (c)	314,250
3,015	NHN Corp. (b)	442,251
931	POSCO	390,885
8,110	Samsung Corp.	293,091
3,932	Samsung Electronics Co., Ltd.	2,353,014
1,613	Samsung Fire & Marine Insurance Co., Ltd. (b)	270,034
11,170	Shinhan Financial Group Co., Ltd.	641,135
1,026	Shinsegae Co., Ltd.	588,903
		8,347,822
Taiwan: 12.77%
134,295	Asustek Computer, Inc.	316,542
196,738	AU Optronics Corp.	281,207
252,485	Cathay Financial Holding, Co., Ltd.	524,167
416,600	Chinatrust Financial Holding, Co., Ltd.	325,429
23,149	Chunghwa Telecom Co., Ltd., ADR (a)	461,128
106,900	Delta Electronics, Inc.	345,652
609,858	First Financial Holding Co., Ltd.	427,557
900	Foxconn Technology Co., Ltd.	10,213
550,772	Fubon Financial Holding Co., Ltd.	495,981
12,000	High Tech Computer Corp.	184,939
120,464	Hon Hai Precision Industry Co., Ltd.	808,141
184,000	Nan Ya Plastics Corp.	344,736
215,071	Siliconware Precision Industries Co.	402,949
188,000	Taiwan Fertilizer Co., Ltd.	312,462
578,038	Taiwan Semiconductor Manufacturing Co., Ltd.	1,186,050

376,000	Uni-President Enterprises Corp.	360,184
706,000	United Microelectronics Corp.	407,488
438,000	Yuanta Core Pacific Securities Co.	304,424
		7,499,249
Thailand: 1.08%
168,254	Kasikornbank Public Co., Ltd.	321,995
1,932,200	True Corporation Public Co., Ltd. (b)	311,823
		633,818
Turkey: 1.47%
22,560	Migros Turk TAS (b)	290,103
73,375	Tofas Turk Otomobil Fabrikasi AS	279,373
57,802	Turkcell Iletisim Hizmetleri AS	294,824
		864,300
Vietnam: 0.90%
60,000	Vietnam Enterprise Investments, Ltd. (b)	96,000
15,000	Vietnam Growth Fund, Ltd. (b)	431,250
		527,250
	Total Common Stocks (Cost $41,134,443)	54,507,323
PREFERRED STOCKS: 3.04%
Brazil: 3.04%
20,934	Banco Bradesco SA, Preference No Par	426,748
14,120	Bradespar SA, Preference No Par	419,426
63,142,435	Brasil Telecom Participacoes SA, Preference No Par	566,973
7,619,651	Cia Energetica de Minas Gerais, Preference	373,530
		1,786,677
	Total Preferred Stocks (Cost $1,409,776)	1,786,677

RIGHTS: 0.00% (e)
Thailand: 0.00% (e)
47,704	True Corporation Public Co., Ltd., Rights (b)	0
	Total Rights (Cost $0)	0
	Total Investments: 95.85% (excluding investments purchased with cash collateral from securities loaned) (Cost $42,544,219)	56,294,000
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 3.26%
1,915,899	Brown Brothers Investment Trust, Securities Lending Investment Fund (f)	1,915,899
	Total Investments Purchased With Cash Collateral From Securities Loaned (Cost $1,915,899)	1,915,899
	Total Investments: 99.11% (Cost $44,460,118)	58,209,899
	Net Other Assets and Liabilities: 0.89%	521,926
	Net Assets: 100.00%	$58,731,825

(a)	ADR - American Depositary Receipt

(b)	Non-income producing security.

(c)	GDR - Global Depositary Receipt

(d)	Security, or portion of security, is currently on loan.

(e)	Amount represents less than 0.01%

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 1)

Percentages are stated as a percent of net assets.

Forward International Equity Fund

Portfolio of Investments (Note 1)

March 31, 2007 (UNAUDITED)

Shares		Value (Note 1)
COMMON STOCKS: 94.85%
Australia: 1.81%
27,383	AMP, Ltd.	$230,197
23,500	Boral, Ltd.	156,674
76,300	Dyno Nobel, Ltd.	144,458
20,308	Iluka Resources, Ltd.	96,780
14,800	United Group, Ltd. (a)	163,215
		791,324
Austria: 1.08%
3,355	Raiffeisen International Bank Holding AG	472,288

Belgium: 0.84%
4,000	Delhaize Group	367,678

Brazil: 1.64%
11,300	Banco Nossa Caixa SA	160,809
4,627	Companhia de Bebidas das Americas, ADR (b)	254,300
2,500	Petroleo Brasileiro SA, ADR (b)	223,375
21,700	Vivo Participacoes SA, ADR (b)	76,167
		714,651
Canada: 0.78%
4,454	Suncor Energy, Inc.	340,063

Czech Republic: 0.77%
7,471	CEZ AS	335,302

Egypt: 0.76%
4,900	Orascom Telecom Holding SAE, GDR, Registered Shares (c)	333,200

France: 3.43%
27,400	Bull SA (d)	185,573
4,705	Sanofi-Aventis SA	409,163
12,900	Total SA	903,839
		1,498,575
Germany: 11.40%
4,302	Allianz SE	885,008
9,800	Bayer AG	625,632
7,500	Bayerische Motoren Werke AG	443,133
6,896	DaimlerChrysler AG (a)	568,656
28,066	Deutsche Post AG	848,815
10,300	Hypo Real Estate Holding AG	657,414
17,406	Kloeckner & Co. AG (d)	955,413
		4,984,071
Greece: 5.43%
18,734	Cosmote Mobile Telecommunications SA	561,076
18,009	National Bank of Greece SA	955,072
6,008	Opap SA	230,500
28,901	Vivartia SA	628,526
		2,375,174

Hong Kong: 1.91%
28,200	Jardine Matheson Holdings, Ltd.	595,020
65,000	Wharf Holdings, Ltd.	241,249
		836,269
Hungary: 1.16%
4,400	MOL Magyar Olaj-es Gazipari Rt., Sponsored ADR (b)	506,000

Ireland: 0.93%
13,712	Allied Irish Banks Plc	405,724

Italy: 11.68%
73,619	Astaldi SpA	731,676
33,298	Banco Popolare di Verona	1,034,182
88,255	Danieli SpA	1,395,876
14,354	Fondiaria-Sai SpA	520,402
38,700	Mediaset SpA	421,074
105,513	UniCredito Italiano SpA	1,004,262
		5,107,472
Japan: 12.48%
4,000	Aoyama Trading Co., Ltd.	126,952
19,000	Asahi Glass Co., Ltd. (a)	267,490
81	Astellas Pharma, Inc.	3,492
21,000	Bank of Fukuoka, Ltd.	169,475
8,400	Century Leasing System, Inc.	118,187
22,000	Daiwa Securities Group, Inc.	265,665
24,000	Fujitsu, Ltd.	159,878
55,000	Haseko Corp. (d)	200,696
4,600	Ibiden Co., Ltd.	238,510
28,000	Isuzu Motors, Ltd.	140,428
25,000	ITOCHU Corp.	247,794

13,000	JGC Corp.	213,357
7,100	Joint Corp.	269,925
3,400	Komatsu Electronic Metals Co., Ltd.	143,398
18,000	Kyowa Exeo Corp.	197,352
26,000	Mitsubishi Electric Corp.	267,855
7,000	Mitsubishi Estate Co., Ltd.	229,888
2,400	Nidec Corp.	154,786
47,000	Nippon Sheet Glass Co., Ltd.	246,487
55,000	The Nishi-Nippon City Bank, Ltd.	244,102
25,000	Nissan Motor Co., Ltd.	267,948
8,000	Ricoh Co., Ltd.	180,244
25,000	Sekisui Chemical Co., Ltd.	199,211
1,000	SMC Corp.	134,165
27,000	Sumitomo Chemical Co., Ltd.	203,921
23,000	Sumitomo Heavy Industries, Ltd.	229,141
37	Sumitomo Mitsui Financial Group, Inc.	335,964
		5,456,311
Kazakhstan: 1.39%
28,875	KazMunaiGas Exploration & Production, GDR (c) (d)	607,241

Mexico: 0.75%
5,100	Coca-Cola Femsa, SA de CV, Sponsored ADR (b)	184,212
4,800	Grupo Televisa SA, Sponsored ADR (b)	143,040
		327,252
Netherlands: 2.95%
9,242	Arcelor Mittal	490,749
24,000	Royal Dutch Shell Plc, Class A	798,301
		1,289,050

Norway: 4.56%
583,700	Marine Harvest (d)	685,655
25,850	Statoil ASA	703,844
33,900	Telenor ASA	602,340
		1,991,839
Philippines: 0.59%
753,200	Ayala Land, Inc.	257,571

Russia: 1.31%
4,210	RAO Unified Energy System, GDR, Registered Shares (c)	573,555

South Africa: 0.33%
4,323	Sasol, Ltd.	144,239

South Korea: 1.29%
5,380	Hana Financial Group, Inc.	278,493
480	Samsung Electronics Co., Ltd.	287,245
		565,738
Spain: 3.86%
33,900	Corporacion Dermoestetica (d)	424,774
25,906	Sol Melia SA	622,915
29,000	Telefonica SA	639,202
		1,686,891
Sweden: 0.99%
7,400	Modern Times Group AB, Class B (d)	432,907

Switzerland: 2.11%
4,501	Julius Baer Holding, Ltd. (a)	614,134
1,077	Valora Holding AG	307,993
		922,127

Taiwan: 0.77%
88,176	Cathay Financial Holding Co., Ltd.	183,056
14,213	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (b)	152,790
		335,846
Thailand: 0.48%
65,400	Bangkok Bank Public Co., Ltd.	211,088

Turkey: 3.97%
203,385	Aksigorta AS	1,000,853
144,371	Turkcell Iletisim Hizmet AS	736,375
		1,737,228
United Kingdom: 13.40%
22,804	Bradford & Bingley Plc	203,843
11,697	Carnival Plc	563,708
82,044	International Power Plc	640,149
190,150	Invista Real Estate Investment Management Holdings Plc (d)	512,634
41,037	Kensington Group Plc	537,017
155,256	Old Mutual Plc	501,358
22,683	SIG Plc	565,993
21,552	Soco International Plc	663,308
94,494	WH Smith Plc	764,253
24,375	Whitbread Plc	905,123
		5,857,386
	Total Common Stocks (Cost $33,772,297)	41,464,060

MUTUAL FUNDS: 1.92%
32,100	iShares MSCI Canada Index Fund (a) (e)	840,057
	Total Mutual Funds (Cost $670,426)	840,057

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 1.72%
	Bank of America - London
$ 752,121	4.540%, due 04/02/07	752,121
	Total Short Term Bank Debt Instruments (Cost $752,121)	752,121
	Total Investments: 98.49% (excluding investments purchased with cash collateral from securities loaned) (Cost $35,194,844)	43,056,238

Shares
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 5.60%
2,448,696	Brown Brothers Investment Trust, Securities Lending Investment Fund (f)	2,448,696
	Total Investments Purchased With Cash Collateral From Securities Loaned (Cost $2,448,696)	2,448,696
	Total Investments: 104.09% (Cost $37,643,540)	45,504,934
	Net Other Assets and Liabilities: (4.09)%	(1,787,413)
	Net Assets: 100.00%	$43,717,521

(a)	Security, or portion of security, is currently on loan.

(b)	ADR - American Depositary Receipt

(c)	GDR - Global Depositary Receipt

(d)	Non-income producing security.

(e)	Investment in others funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 1)

Percentages are stated as a percent of net assets.

Forward International Small Companies Fund

Portfolio of Investments (Note 1)

March 31, 2007 (UNAUDITED)

Shares		Value (Note 1)
COMMON STOCKS: 97.95%
Australia: 4.38%
967,000	A.B.C. Learning Centres, Ltd. (a)	$5,695,875
565,000	ABB Grain, Ltd., Class B	3,529,136
3,100,000	Babcock & Brown Power (b)	7,073,159
1,500,000	Centennial Coal Co., Ltd.	3,932,230
127,100	Incitec Pivot, Ltd.	5,090,417
3,080,000	Sigma Pharmaceuticals, Ltd. (a)	6,254,996
2,700,000	Timbercorp, Ltd. (a)	4,019,612
		35,595,425
Austria: 2.14%
273,750	Century Casinos, Inc., ADC (a) (b) (c)	2,285,547
171,800	Conwert Immobilien Invest AG (b)	3,782,129
65,000	KTM Power Sports AG	4,701,840
133,159	RHI AG (b)	6,576,214
		17,345,730
Belgium: 2.57%
50,599	Bekaert SA	6,878,879
77,461	EVS Broadcast Equipment SA	4,937,868
65,570	Omega Pharma SA	5,050,517
123,959	Telenet Group Holding NV (b)	3,997,342
		20,864,606
China: 1.66%
1,003,000	Ajisen China Holdings, Ltd. (b)	911,410
9,866,000	Hunan Non-Ferrous Metal Corp., Ltd. (b)	6,553,342
4,547,000	Synear Food Holdings, Ltd. (b)	5,994,134
		13,458,886

Denmark: 1.13%
19,160	SimCorp AS (a)	3,888,507
63,700	TrygVesta AS (a)	5,270,503
		9,159,010
France: 5.35%
82,512	BioMerieux	7,359,604
171,700	Ipsen, Ltd.	8,433,734
43,700	Neopost SA	6,246,276
44,381	Nexans SA	5,869,326
30,285	Seche Environnement	4,767,342
77,756	Sechilienne-Sidec (a)	4,597,284
141,302	Teleperformance	6,174,259
		43,447,825
Germany: 5.50%
98,192	AWD Holding AG	4,653,885
14,571	Bijou Brigitte Modische Accessoires AG (a) (d)	3,387,034
110,744	Escada AG (b)	5,256,194
35,740	K+S AG	3,929,256
59,464	Pfeiffer Vacuum Technology AG	5,420,622
444,604	Premiere AG (a) (b)	9,698,745
21,644	Rational AG	4,187,184
45,022	Wincor Nixdorf AG	4,197,940
359,000	Wirecard AG (b)	3,961,234
		44,692,094
Greece: 2.74%
303,814	Greek Postal Savings Bank (b)	7,686,767
447,279	Hellenic Technodomiki Tev SA	6,572,448
191,883	Lamda Development SA (b)	3,568,057
127,060	Piraeus Bank SA	4,413,043
		22,240,315

Hong Kong: 5.96%
3,108,000	China Infrastructure Machinery Holdings, Ltd.	6,101,839
32,435,000	Foundation Group, Ltd. (b) (d)	5,147,424
2,953,000	Kowloon Development Co., Ltd.	5,669,034
9,000,000	Meadville Holdings, Ltd. (b)	2,211,557
1,000,000	Moulin Global Eyecare Holdings, Ltd. (b) (e)	0
6,693,000	Noble Group, Ltd.	6,617,342
8,750,000	Pacific Basin Shipping, Ltd.	7,503,039
7,000,000	Prime Success International Group, Ltd.	7,570,231
4,200,000	Shun TAK Holdings, Ltd.	5,579,574
9,366,000	Sinolink Worldwide Holdings	2,037,781
		48,437,821
Indonesia: 0.06%
64,096,500	PT Bank Century Tbk (b)	463,602

Ireland: 1.90%
113,000	FBD Holdings Plc	5,887,068
360,000	Kingspan Group Plc	9,545,946
		15,433,014
Italy: 2.65%
1,269,998	Hera SpA	5,344,039
913,337	Impregilo SpA (b)	6,466,405
223,159	Marazzi Gruppo Ceramiche SpA	3,202,550
10,610,327	Seat Pagine Gialle SpA	6,541,185
		21,554,179
Japan: 18.68%
2,215	Asset Managers Co., Ltd. (a)	3,984,895
930,000	Citizen Watch Co., Ltd. (a)	8,728,615
540,000	CKD Corp. (a)	5,036,151
330,000	Daimei Telecom Engineering Corp. (a)	3,898,167
300,000	Don Quijote Co., Ltd. (a)	5,880,855

200,000	Fujimi, Inc.	6,228,785
200,000	Hamamatsu Photonics KK (a)	6,059,063
1,400,000	Haseko Corp. (b)	5,108,622
457,000	Hitachi Koki Co., Ltd.	6,992,286
400,000	Izumi Co., Ltd. (a)	7,433,809
225,000	Japan General Estate Co., Ltd.	5,785,387
270,000	Keihin Corp.	6,129,073
1,100,000	Keiyo Bank, Ltd.	7,131,704
700,000	Kitz Corp.	6,356,076
490,000	Nabtesco Corp.	6,445,180
260,000	Nippon Seiki Co., Ltd.	6,078,581
92,400	Okinawa Electric Power Co., Inc.	5,771,080
2,660	Risa Partners, Inc. (a)	7,855,397
830,000	Ryobi, Ltd.	6,684,233
570,000	Shizuoka Gas Co., Ltd.	4,048,625
200,000	Sysmex Corp. (a)	7,264,087
1,900	The Tokyo Star Bank, Ltd.	5,997,963
450,000	Tokyo Tatemono Co., Ltd.	6,789,715
250,000	Trans Cosmos, Inc. (a)	5,102,257
7,900	Xinhua Finance, Ltd. (b)	4,954,260
		151,744,866
Netherlands: 2.21%
303,974	Koninklijke BAM Groep NV	7,191,359
80,123	Nutreco Holding NV	5,999,138
190,840	Unit 4 Agresso NV (b)	4,785,085
		17,975,582
Norway: 3.08%
812,140	Acta Holding ASA (a)	4,516,120
457,000	Aker Yards AS (a)	7,894,477
87,144	Veidekke ASA (a)	4,931,895
278,800	Yara International ASA (a)	7,694,372
		25,036,864

Portugal: 1.82%
2,322,524	Portucel Empresa Produtora de Pasta e Papel SA	8,190,683
532,639	Sonae Industria SGPS SA (a) (b)	6,567,357
		14,758,040
Singapore: 3.76%
12,482,000	Global Testing Corp., Ltd. (b)	1,933,408
3,230,000	KS Energy Services, Ltd.	6,237,946
2,610,000	Parkway Holdings, Ltd.	5,642,685
2,849,000	Petra Foods, Ltd.	3,154,810
11,500,000	United Test and Assembly Center, Ltd. (b)	6,897,802
2,000,000	UOL Group, Ltd.	6,723,132
		30,589,783
Spain: 3.28%
297,730	Banco Pastor SA	6,860,688
407,885	Grifols SA (b)	6,549,350
101,950	Grupo Empresarial Ence SA	6,577,947
262,882	Indra Sistemas SA	6,626,569
		26,614,554
Sweden: 3.60%
161,000	Bergman & Beving AB, Class B (a) (b)	4,934,124
190,100	Hexagon AB, Class B	7,718,014
357,248	Kappahl Holding AB	3,862,666
170,750	Oriflame Cosmetics SA	6,577,842
229,900	Saab AB (b)	6,189,666
		29,282,312
Switzerland: 4.85%
7,290	Banque Cantonale Vaudoise	3,470,572
48,843	BKW FMB Energie AG	5,104,770
4,521	Geberit AG	6,957,388
11,560	Helvetia Holding AG	4,951,636
31,142	Panalpina Welttransport Holding AG	5,210,195

50,196	Partners Group (b)	6,051,692
398,056	Temenos Group AG (b)	7,665,317
		39,411,570
Turkmenistan: 0.77%
400,000	Burren Energy Plc	6,289,234

United Kingdom: 19.86%
774,000	Aggreko Plc	7,737,411
813,183	Benfield Group, Ltd.	5,188,708
480,000	Charter Plc (b)	8,383,021
600,000	CSR Plc (b)	7,686,404
1,757,000	European Nickel Plc (b)	1,936,202
2,800,000	FKI Plc	6,405,337
195,000	Forth Ports Plc	7,962,395
642,000	Hunting Plc	9,550,977
620,000	Inchcape Plc	6,960,466
620,000	Informa Plc	7,417,990
2,625,444	Invista Real Estate Investment Management Holdings Plc (b)	7,078,061
640,000	Laird Group Plc	6,870,142
820,000	Lancashire Holdings, Ltd. (b)	5,470,217
2,085,000	LogicaCMG Plc	7,303,265
1,100,000	Meggitt Plc	6,461,420
540,000	Millennium & Copthorne Hotels Plc	7,225,928
1,600,000	QinetiQ Plc	5,895,665
2,800,000	Regus Group Plc (b)	8,168,526
755,000	SCI Entertainment Group Plc (b)	6,953,185
850,000	Serco Group Plc	7,694,276
509,992	Shaftesbury Plc	7,622,231
350,000	SIG Plc	8,733,298
752,194	St. James’s Place Capital Plc	6,668,308
		161,373,433
	Total Common Stocks (Cost $667,107,273)	795,768,745

RIGHTS: 0.13%
Austria: 0.00% (f)
171,800	Conwert Immobilien Invest AG, Rights (b)	0

United Kingdom: 0.13%
550,000	Meggitt Plc, Rights (b)	1,074,198
	Total Rights (Cost $0)	1,074,198

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 2.92%
	CitiBank - Nassau
$23,725,000	4.540%, due 04/02/07	23,725,000
	Total Short-Term Bank Debt Instruments (Cost $23,725,000)	23,725,000
	Total Investments: 101.00% (excluding investments purchased with cash collateral from securities loaned) (Cost $690,832,273)	820,567,943

Shares
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 14.02%
113,944,691	Brown Brothers Investment Trust, Securities Lending Investment Fund (g)	113,944,691
	Total Investments Purchased With Cash Collateral From Securities Loaned (Cost $113,944,691)	113,944,691
	Total Investments: 115.02% (Cost $804,776,964)	934,512,634
	Net Other Assets and Liabilities: (15.02)%	(122,063,007)
	Net Assets: 100.00%	$812,449,627

(a)	Security, or portion of security, is currently on loan.

(b)	Non-income producing security.

(c)	ADC - Austrian Depositary Certificates.

(d)	Security determined to be illiquid under procedures approved by the Fund’s Board of Trustees.

(e)	Fair valued security.

(f)	Amount represents less than 0.01%.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 1)

Percentages are stated as a percent of net assets.

Security determined to be illiquid under procedures approved by the Fund’s Board of Trustees.

Information related to the illiquid security is as follows:

Dates of Purchase	Security	Cost	Market Value	% of Net Assets
08/31/04 - 03/19/07	Bijou Brigitte Modische Accessoires AG	$2,615,730	$3,387,034	0.42%

Forward Progressive Real Estate Fund

Portfolio of Investments (Note 1)

March 31, 2007 (UNAUDITED)

Shares		Value (Note 1)
COMMON STOCKS: 88.39%
Health Care: 2.90%
15,000	Alexandria Real Estate Equities, Inc.	$1,505,550

Hotels: 3.47%
20,000	Hospitality Properties Trust	936,000
50,000	Interstate Hotels & Resorts, Inc. (a)	315,500
20,000	Sunstone Hotel Investors, Inc.	545,200
		1,796,700
Industrial: 13.67%
41,350	AMB Property Corp.	2,430,966
40,300	EastGroup Properties, Inc.	2,056,509
40,000	ProLogis	2,597,200
		7,084,675
Office: 9.36%
16,500	Boston Properties, Inc.	1,937,100
21,250	SL Green Realty Corp. (b)	2,915,075
		4,852,175
Residential: 13.65%
36,000	American Campus Communities, Inc.	1,090,440
26,000	Archstone-Smith Trust	1,411,280

10,000	AvalonBay Communities, Inc.	1,300,000
32,200	Boardwalk Real Estate Investment Trust	1,237,518
5,000	Camden Property Trust	351,550
30,000	Education Realty Trust, Inc.	443,400
25,700	Equity Residential	1,239,511
		7,073,699
Retail: 32.78%
31,550	CBL & Associates Properties, Inc.	1,414,702
50,000	Cedar Shopping Centers, Inc.	810,000
26,000	Developers Diversified Realty Corp.	1,635,400
61,800	Feldman Mall Properties, Inc.	750,252
49,100	Kimco Realty Corp.	2,393,134
10,000	Realty Income Corp. (b)	282,000
21,250	Regency Centers Corp.	1,775,437
37,108	Simon Property Group, Inc.	4,128,265
19,000	Vornado Realty Trust	2,267,460
32,200	Weingarten Realty Investors, Inc.	1,531,432
		16,988,082
Self Storage: 1.83%
10,000	Public Storage, Inc.	946,700

Specialty: 10.73%
42,000	CB Richard Ellis Group, Inc., Class A (a)	1,435,560
26,128	Crown Castle International Corp. (a)	839,493
10,000	Macquarie Infrastructure Co. Trust	393,000
20,000	Potlatch Corp.	915,600
15,000	Ramco-Gershenson Properties Trust	535,650
31,800	Rayonier, Inc.	1,367,400
2,000	Travel Centers of America Llc (a)	76,840
		5,563,543
	Total Common Stocks (Cost $23,558,466)	45,811,124

PREFERRED STOCKS: 1.50%
Health Care: 1.50%
15,000	LTC Properties, Inc., Preferred Shares, Series E, 8.500%	774,750
	Total Preferred Stocks (Cost $367,833)	774,750

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 10.10%
	Bank of America - London
$ 5,235,611	4.540%, due 04/02/07	5,235,611
	Total Short-Term Bank Debt Instruments (Cost $5,235,611)	5,235,611
	Total Investments: 99.99% (excluding investments purchased with cash collateral from securities loaned) (Cost $29,161,910)	51,821,485

Shares
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 5.91%
3,066,396	Brown Brothers Investment Trust, Securities Lending Investment Fund (c)	3,066,396
	Total Investments Purchased With Cash Collateral From Securities Loaned (Cost $3,066,396)	3,066,396
	Total Investments: 105.90% (Cost $32,228,306)	54,887,881
	Net Other Assets and Liabilities: (5.90)%	(3,059,405)
	Net Assets: 100.00%	$51,828,476

(a)	Non-income producing security.

(b)	Security, or portion of security, is currently on loan.

(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 1)

Percentages are stated as a percent of net assets.

Sierra Club Equity Income Fund

Portfolio of Investments (Note 1)

March 31, 2007 (UNAUDITED)

Shares		Value (Note 1)
COMMON STOCKS: 95.49%
Banks: 10.72%
11,626	Bank of America Corp.	$593,158
12,000	KeyCorp	449,640
7,500	The PNC Financial Services Group, Inc.	539,775
16,000	U.S. Bancorp	559,520
17,000	Wells Fargo & Co.	585,310
		2,727,403
Commercial Services & Supplies: 14.41%
5,000	Ceridian Corp. (a)	174,200
10,000	Deluxe Corp.	335,300
10,000	Equifax, Inc.	364,500
10,522	Manpower, Inc.	776,208
11,194	McGraw-Hill Cos., Inc.	703,879
10,000	priceline.com, Inc. (a)	532,600
14,000	Robert Half International, Inc.	518,140
12,000	The Western Union Co.	263,400
		3,668,227
Diversified Financials: 6.35%
3,279	Bear Stearns Cos., Inc.	492,997
14,000	Mellon Financial Corp.	603,960
8,000	State Street Corp.	518,000
		1,614,957

Food & Drug Retailing: 1.11%
10,000	Kroger Co.	282,500

Food, Beverage & Tobacco: 1.18%
10,000	The Hain Celestial Group, Inc. (a)	300,700

Health Care Equipment & Services: 11.86%
6,000	Baxter International, Inc.	316,020
8,000	Becton Dickinson & Co.	615,120
4,800	Edwards Lifesciences Corp. (a)	243,360
10,000	Emdeon Corp. (a)	151,300
1,000	Express Scripts, Inc. (a)	80,720
12,000	IMS Health, Inc.	355,920
7,000	Stryker Corp.	464,240
20,000	Sunrise Senior Living, Inc. (a)	790,400
		3,017,080
Hotels, Restaurants & Leisure: 4.09%
18,000	International Game Technology, Inc.	726,840
10,000	Starbucks Corp. (a)	313,600
		1,040,440
Household & Personal Products: 2.30%
12,000	The Estee Lauder Cos., Inc., Class A	586,200

Insurance: 2.77%
2,500	The Hartford Financial Services Group, Inc.	238,950
7,000	Safeco Corp.	465,010
		703,960

Media: 3.33%
9,000	Comcast Corp. (a)	233,550
6,000	Omnicom Group, Inc.	614,280
		847,830
Pharmaceuticals & Biotechnology: 8.59%
7,000	Amgen, Inc. (a)	391,160
10,000	Celgene Corp. (a)	524,600
13,004	Gilead Sciences, Inc. (a)	994,806
13,000	Mylan Laboratories, Inc.	274,820
		2,185,386
Real Estate: 6.49%
8,000	AMB Property Corp.	470,320
13,000	Kimco Realty Corp.	633,620
4,000	SL Green Realty Corp.	548,720
		1,652,660
Retailing: 1.93%
14,000	Fastenal Co.	490,700

Software & Services: 6.25%
7,600	Autodesk, Inc. (a)	285,760
10,000	Fair Isaac Corp.	386,800
25,050	Intuit, Inc. (a)	685,368
3,000	Parametric Technology Corp. (a)	57,270
10,100	Symantec Corp. (a)	174,730
		1,589,928
Technology Hardware & Equipment: 10.18%
15,000	Applied Materials, Inc.	274,800
20,000	Dell, Inc. (a)	464,200
21,894	Hewlett-Packard Co.	878,825

17,900	Microchip Technology, Inc.	635,987
11,225	Texas Instruments, Inc.	337,873
		2,591,685
Telecommunication Services: 2.38%
13,400	CenturyTel, Inc.	605,546

Transportation: 1.55%
15,000	JB Hunt Transport Services, Inc.	393,600
	Total Common Stocks (Cost $19,989,176)	24,298,802

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 4.63%
$ 169,290	Bank of America - London
	4.540%, due 04/02/07	169,290
1,009,904	CitiBank - Nassau
	4.540%, due 04/02/07	1,009,904
	Total Short-Term Bank Debt Instruments (Cost $1,179,194)	1,179,194
	Total Investments: 100.12% (Cost $21,168,370)	25,477,996
	Net Other Assets and Liabilities: (0.12)%	(31,013)
	Net Assets: 100.00%	$25,446,983

(a)	Non-income producing security.

Percentages are stated as a percentage of net assets.

Sierra Club Stock Fund

Portfolio of Investments (Note 1)

March 31, 2007 (UNAUDITED)

Shares		Value (Note 1)
COMMON STOCKS: 96.91%
Banks: 11.28%
8,395	Bank of America Corp.	$428,313
10,400	BB&T Corp.	426,608
11,031	Fifth Third Bancorp	426,789
11,062	KeyCorp	414,493
11,368	National City Corp.	423,458
7,001	Northern Trust Corp.	421,040
6,018	The PNC Financial Services Group, Inc.	433,116
12,173	Regions Financial Corp.	430,559
5,317	SunTrust Banks, Inc.	441,524
12,432	U.S. Bancorp	434,747
7,328	Wachovia Corp.	403,406
11,688	Wells Fargo & Co.	402,418
		5,086,471
Commercial Services & Supplies: 6.58%
9,138	Automatic Data Processing, Inc.	442,279
14,949	eBay, Inc. (a)	495,559
16,943	First Data Corp.	455,767
6,193	McGraw-Hill Cos., Inc.	389,416
5,984	Moody’s Corp.	371,367
10,516	Paychex, Inc.	398,241
18,843	The Western Union Co.	413,604
		2,966,233

Consumer Durables & Apparel: 0.99%
8,900	Electronic Arts, Inc. (a)	448,204

Diversified Financials: 10.01%
7,537	American Express Co.	425,087
2,707	Bear Stearns Cos., Inc.	406,997
5,399	Capital One Financial Corp.	407,409
22,046	The Charles Schwab Corp.	403,221
10,230	Countrywide Financial Corp.	344,137
7,614	Fannie Mae	415,572
3,725	Franklin Resources, Inc.	450,092
6,652	Freddie Mac	395,727
9,896	Mellon Financial Corp.	426,913
10,644	SLM Corp.	435,340
6,242	State Street Corp.	404,170
		4,514,665
Food & Drug Retailing: 4.15%
26,543	CVS/Caremark Corp.	906,166
18,268	Kroger Co.	516,071
9,790	Walgreen Co.	449,263
		1,871,500
Food, Beverage & Tobacco: 1.94%
8,378	The Hershey Co.	457,941
8,164	Wm. Wrigley Jr., Co.	415,793
		873,734
Health Care Equipment & Services: 12.15%
9,106	Baxter International, Inc.	479,613
5,931	Becton Dickinson & Co.	456,034
10,200	Biomet, Inc.	433,398
25,205	Boston Scientific Corp. (a)	366,481

6,517	Cardinal Health, Inc.	475,415
3,174	Cigna Corp.	452,803
7,735	Medco Health Solutions, Inc. (a)	561,019
8,608	Quest Diagnostics, Inc.	429,281
11,252	St. Jude Medical, Inc. (a)	423,188
7,580	Stryker Corp.	502,706
8,695	UnitedHealth Group, Inc.	460,574
5,418	WellPoint, Inc. (a)	439,400
		5,479,912
Hotels, Restaurants & Leisure: 5.68%
5,073	Harrah’s Entertainment, Inc.	428,415
9,964	International Game Technology, Inc.	402,346
4,600	Las Vegas Sands Corp. (a)	398,406
7,300	MGM MIRAGE (a)	507,496
12,803	Starbucks Corp. (a)	401,502
6,545	Starwood Hotels & Resorts Worldwide, Inc.	424,443
		2,562,608
Insurance: 5.69%
7,555	ACE, Ltd.	431,088
9,157	Aflac, Inc.	430,928
8,004	Chubb Corp.	413,567
4,608	The Hartford Financial Services Group, Inc.	440,433
18,694	Progressive Corp.	407,903
6,285	XL Capital, Ltd., Class A	439,699
		2,563,618
Media: 4.01%
15,807	Comcast Corp., Class A (a)	410,192
11,100	EchoStar Communications Corp., Class A (a)	482,073
4,500	Liberty Capital Corp. (a)	497,655
4,064	Omnicom Group, Inc.	416,072
		1,805,992

Pharmaceuticals & Biotechnology: 3.77%
8,567	Biogen Idec, Inc. (a)	380,203
8,100	Celgene Corp. (a)	424,926
6,652	Genzyme Corp. (a)	399,253
6,451	Gilead Sciences, Inc. (a)	493,502
		1,697,884
Real Estate: 2.02%
9,199	Kimco Realty Corp.	448,359
4,900	Public Storage, Inc.	463,883
		912,242
Retailing: 4.83%
11,861	Amazon.com, Inc. (a)	471,949
10,558	Bed Bath & Beyond, Inc. (a)	424,115
8,678	Best Buy Co., Inc.	422,792
7,935	Costco Wholesale Corp.	427,221
11,500	IAC/InterActiveCorp. (a)	433,665
		2,179,742
Software & Services: 10.03%
11,514	Adobe Systems, Inc. (a)	480,134
18,527	CA, Inc.	480,034
5,400	Cognizant Technology Solutions Corp. (a)	476,658
16,433	Electronic Data Systems Corp.	454,865
911	Google, Inc., Class A (a)	417,384
13,769	Intuit, Inc. (a)	376,720
15,126	Microsoft Corp.	421,562
26,168	Oracle Corp. (a)	474,426
24,764	Symantec Corp. (a)	428,417
16,430	Yahoo!, Inc. (a)	514,095
		4,524,295

Technology Hardware & Equipment: 11.81%
12,715	Analog Devices, Inc.	438,540
5,258	Apple Computer, Inc. (a)	488,521
24,721	Applied Materials, Inc.	452,889
17,780	Dell, Inc. (a)	412,674
31,036	EMC Corp. (a)	429,849
10,228	Hewlett-Packard Co.	410,552
24,600	Juniper Networks, Inc. (a)	484,128
11,570	Network Appliance, Inc. (a)	422,536
13,700	NVIDIA Corp. (a)	394,286
11,756	QUALCOMM, Inc.	501,511
75,399	Sun Microsystems, Inc. (a)	453,148
14,491	Texas Instruments, Inc.	436,179
		5,324,813
Telecommunication Services: 1.02%
7,384	ALLTEL Corp.	457,808

Transportation: 0.95%
29,245	Southwest Airlines Co.	429,901
	Total Common Stocks (Cost $39,915,606)	43,699,622
MUTUAL FUNDS: 1.00%
24,051	PowerShares Wilderhill Clean Energy Portfolio (b)	452,640
	Total Mutual Funds (Cost $440,277)	452,640

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 3.09%
$ 1,392,863	CitiBank - Nassau
	4.540%, due 04/02/07	1,392,863
	Total Short-Term Bank Debt Instruments (Cost $1,392,863)	1,392,863
	Total Investments: 101.00% (Cost $41,748,746)	45,545,125
	Net Other Assets and Liablities: (1.00)%	(449,476)
	Net Assets: 100.00%	$45,095,649

(a)	Non- income producing security.

(b)	Investment in others funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

Percentages are stated as a percent of net assets.

Forward Long/Short Credit Analysis Fund

Portfolio of Investments (Note 1)

March 31, 2007 (UNAUDITED)

Principal		Value (Note 1)
MUNICIPAL BONDS: 112.10%
California: 31.64%
	California (State of), General Obligation Bonds
$ 500,000	4.500%, 08/01/27	$495,370
	Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Revenue Bonds, Sr. Series A-1
1,000,000	5.125%, 06/01/47 (a)	992,350
	Los Angeles Regional Airports Improvement Corp., Lease Revenue, Series C
1,000,000	7.500%, 12/01/24 (a) (b)	1,145,990
	San Diego, Tobacco Settlement Revenue Funding Corp., Tobacco Settlement Asset-Backed Revenue Bonds, Taxable
500,000	7.125%, 06/01/32 (a)	519,945
		3,153,655
Florida: 9.99%
	Florida Housing Finance Corp., Revenue Bonds, Series G
1,000,000	4.700%, 07/01/37 (a)	995,130

Kentucky: 10.19%
	Kentucky Housing Corp., Housing Revenue, Series F, Taxable
1,000,000	4.850%, 07/01/27 (a)	1,015,940

Minnesota: 6.12%
	Becker Minnesota, Pollution Control Revenue (Northern States Power Co.)
500,000	8.500%, 03/01/19 (a)	610,080

New Jersey: 26.08%
	New Jersey Economic Development Authority, Special Facilities Revenue (Continental Airlines, Inc. Project)
1,000,000	9.000%, 06/01/33 (a) (b)	1,241,100

	Tobacco Settlement Financing Corp., Capital Appreciation Revenue Bonds, Series 1B
2,500,000	Zero Coupon, 06/01/41 (a)	374,575
	Tobacco Settlement Financing Corp., Revenue Bonds, Series 1A
1,000,000	4.500%, 06/01/23 (a)	983,030
		2,598,705
New York: 9.90%
	New York City Industrial Development Agency, Special Facilities Revenue (1990 American Airlines, Inc. Project)
500,000	5.400%, 07/01/19 (a)	500,830
	Port Authority New York & New Jersey, Revenue Bonds (INS - Ambac Assurance Corp.), Taxable
500,000	5.750%, 11/01/32 (a)	485,580
		986,410
Ohio: 4.97%
	Ohio State Higher Educational Facilities Commission, Revenue Bonds (University Hospitals Health Systems, Inc.), Series A
500,000	4.750%, 01/15/46 (a)	495,585

Tennessee: 8.34%
	Tennessee Housing Development Agency, Revenue Bonds, Homeownership Project, Series 2006-3
820,000	4.800%, 07/01/26 (a)	830,947

Texas: 4.87%
	Alliance Airport Authority, Inc., Special Facilities Revenue Bonds (American Airlines, Inc. Project)
500,000	5.250%, 12/01/29	485,140
	Total Municipal Bonds (Amortized Cost $11,199,964)	11,171,592

CORPORATE BONDS: 79.15%
Consumer Discretionary: 27.18%
	Ford Capital B.V., Gtd. Deb.
750,000	9.500%, 06/01/10 (a)	753,750

	General Motors Corp., Notes
750,000	7.200%, 01/15/11 (a)	714,375
	K. Hovnanian Enterprises, Inc., Sr. Gtd. Notes
750,000	8.625%, 01/15/17 (a)	727,500
	KB Home, Sr. Sub. Notes
500,000	9.500%, 02/15/11 (a)	513,125
		2,708,750
Energy: 23.90%
	Anadarko Finance Co., Gtd. Notes, Series B
500,000	7.500%, 05/01/31 (a)	553,539
	Enterprise Products Operating LP, Gtd. Jr. Sub. Notes
500,000	8.375%, 08/01/66 (a) (b)	548,042
	KN Capital Trust III, Gtd. Capital Securities
500,000	7.630%, 04/15/28 (a)	483,956
	NGC Corp. Capital Trust, Sub. Capital Income Securities, Series B
300,000	8.316%, 06/01/27 (a)	289,500
	Southern Union Co., Jr. Sub. Notes, Series A
500,000	7.200%, 11/01/66 (a) (b)	506,532
		2,381,569
Financials: 18.01%
	Ford Motor Credit Co., Sr. Notes
500,000	9.875%, 08/10/11 (a)	529,969
	General Motors Acceptance Corp., Llc, Notes
190,000	6.310%, 07/16/07 (a) (b)	190,015
1,000,000	8.000%, 11/01/31 (a)	1,075,131
		1,795,115
Industrial: 4.94%
	Continental Airlines, Inc., Unsub. Notes
500,000	8.750%, 12/01/11 (a)	492,500

Utility: 5.12%
	Mirant Americas Generation Llc, Sr. Notes
500,000	8.500%, 10/01/21 (a)	510,000
	Total Corporate Bonds (Amortized Cost $8,039,071)	7,887,934

Shares
PREFERRED STOCKS: 5.38%
Banks: 2.85%
1,300	BAC Capital Trust I, Callable Preferred Shares
	7.000%, 12/15/31	32,812
10,000	Fleet Capital Trust VIII, Callable Preferred Shares
	7.200%, 03/15/32	251,100
		283,912
Electric: 2.53%
10,000	Aquila, Inc., Sr. Unsec., Callable Preferred Shares
	7.875%, 03/01/32	252,200
	Total Preferred Stocks (Cost $535,732)	536,112

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 4.64%
	CitiBank - Nassau
$ 461,985	4.540%, due 04/02/07	461,985
	Total Short-Term Bank Debt Instruments (Cost $461,985)	461,985
	Total Investments: 201.27% (Cost $20,236,752)	20,057,623
	Net Other Assets and Liabilities: (101.27)%	(10,092,017)
	Net Assets: 100.00%	$9,965,606

Principal		Value
SCHEDULE OF SECURITIES SOLD SHORT
$ (500,000)	AOL Time Warner, Inc., Deb., 7.700%, 05/01/32	$(568,550)
(500,000)	Countrywide Financial Corp., Sub. Notes, 6.250%, 05/15/16	(504,880)
(500,000)	DaimlerChrysler North America Holding Corp., Gtd. Notes, 6.500%, 11/15/13	(527,291)
(500,000)	The Dow Chemical Co., Unsec. Notes, 6.000%, 10/01/12	(516,126)
(500,000)	Exelon Corp., Sr. Unsec. Notes, 5.625%, 6/15/35	(459,012)
(1,500,000)	Federal National Mortgage Association, Unsec. Benchmark Notes, 4.125%, 04/15/14	(1,430,946)

(500,000)	Ford Motor Credit Co., Global Landmark Securities, 7.000%, 10/01/13	(465,383)
(1,000,000)	The May Department Stores Co., Unsec. Notes, 5.750%, 07/15/14	(993,472)
(1,000,000)	Safeway, Inc., Deb., 7.250%, 02/01/31	(1,065,498)
(500,000)	Toll Brothers Finance Corp., Gtd. Sr. Notes, 5.150%, 05/15/15	(452,783)
	TXU Corp., Sr. Notes
(500,000)	Series Q, 6.500%, 11/15/24	(423,911)
(500,000)	Series R, 6.550%, 11/15/34	(421,199)
(500,000)	U.S. Treasury Bond, 4.500%, 02/15/36	(471,563)
	Total Securities Sold Short (Amortized Proceeds $8,435,007)	$(8,300,614)

(a)	Security, or portion of security, is being held as collateral for short sales.

(b)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2007.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

Deb. - Debentures

Gtd. - Guaranteed

INS - Insurer

Jr. - Junior

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

Unsub. - Unsubordinated

Forward Funds

Notes to Schedule of Portfolio Investments (Unaudited)

March 31, 2007

1. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by each Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio Valuation:

Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market, included in the NASDAQ National Market System or comparable over-the-counter market and that are freely transferable are valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there has been no sales that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts are valued at either the last available sale price, or at fair value.

Debt securities (including convertible debt) that have more than 60 days remaining until maturity or that are credit impaired for which market data is readily available are valued on the basis of the average of the latest bid and ask price. Debt securities that mature in less than 60 days and that are not credit impaired are valued at amortized cost if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity if the original term to maturity exceeds 60 days (unless the Board of Trustees determines that this method does not represent fair value). The Funds receive pricing information from independent pricing vendors (approved by the Board of Trustees) which also use information provided by market makers or estimates of value obtained from yield data relating to securities with similar characteristics. As appropriate, quotations for high yield bonds may also take additional factors into consideration such as the activity of the underlying equity or sector movements. In the event valuation information is not available from third party pricing vendors for a debt security held by the Fund, such security may be valued by quotations obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities.

Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market, included in the NASDAQ National Market System or comparable over-the-counter market and that are freely transferable are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the option is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures and swap contracts for which market quotations are readily available are valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities.

Options on securities and options on indexes are valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally are valued based on quotes received from a third party pricing service or one or more dealers that make markets in such securities, or at fair value.

Portfolio securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end investment companies, which are priced as equity securities

All other securities and other assets are carried at their fair value as determined in good faith by or under the direction of the Board of Trustees. The Funds generally value their holdings, including fixed income securities, through the use of independent pricing agents, except for securities for which a ready market does not exist, which are valued under the direction of the Board of Trustees or by the Sub-Advisors using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m. Eastern Time, which approximates the close of the London Exchange. The portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Option Writing/Purchasing: The Funds, excluding the Forward Emerald Growth Fund, may write or purchase options contracts. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values. At March 31, 2007, the Forward Emerald Opportunities Fund held purchased options with a market value of $151,205 and held no written options. The other Funds held no purchased or written options.

Short Sales: The Funds, excluding the Forward Emerald Growth Fund, may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. Government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The Fund is liable for any dividends payable on securities while those securities are in a short position. At March 31, 2007, the Forward Emerald Opportunities Fund and the Forward Long/Short Credit Analysis Fund held securities sold short with a market value of $538,750 and $8,300,614, respectively. The other Funds held no securities sold short.

Cash Management Transactions: The Funds subscribe to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”). The BBH CMS is an investment product that automatically sweeps the Funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved world class commercial bank. This fully automated program allows the Funds to earn interest on cash balances while remaining diversified. Excess cash invested with deposit institutions domiciled outside of the United States, as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure, or diminution. The Funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS are accounted for on a cost basis.

Lending of Portfolio Securities: The Funds, excluding the Sierra Club Equity Income Fund and the Sierra Club Stock Fund, from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The loans are secured by collateral in the form of cash which is equal to at least 102% to the fair value of the securities loaned plus accrued interest, if any. Upon lending its securities to third parties, a Fund receives compensation in the form of income on the investment of the cash collateral. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand, and loans are subject to termination by the lending Fund or the borrower at any time. While the lending Fund does not have the right to vote securities on loan, it intends, to the extent practicable, to terminate the loan and regain the right to vote if the matter to be voted upon is considered significant with respect to the investment. Additionally, the Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. This collateral must be valued daily and should the market value of the loaned securities increase the borrower must furnish additional collateral to the lending Fund. During the time portfolio securities are on loan, the borrower pays the lending Fund the economic equivalent of any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses. At March 31, 2007, Forward Emerald Growth Fund, Forward Emerald Banking and Finance Fund, Forward Emerald Opportunities Fund, Forward International Equity Fund, Forward Global Emerging Markets Fund, Forward International Small Companies Fund and Forward Progressive Real Estate Fund had securities on loan valued at $33,312,998, $42,918,422, $1,624,662, $2,362,843, $1,842,889, $107,644,536, and $3,005,492, respectively, and received cash with a value of $34,006,292, $43,984,379, $1,651,182, $2,448,696, $1,915,898, $113,944,691, and $3,066,396, respectively, as collateral. At March 31, 2007, the other Funds had no securities on loan.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Real Estate Investment Trusts (“REITs”): The Forward Progressive Real Estate Fund invests a substantial portion of its assets in REITs and is subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 or its failure to maintain exemption from registration under the 1940 Act.

Portfolio of Investments: The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

2. Tax Basis Information

Tax Basis of Investments: At March 31, 2007, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALZIED APPRECIAITON/ (DEPRECIATION)
Forward Large Cap Equity	$15,920,429	$835,215	$(272,456)	$562,759
Forward Emerald Growth	180,002,757	51,817,023	(5,371,393)	46,445,630
Forward Hoover Small Cap Equity	484,398,555	86,057,891	(4,630,148)	81,427,743
Forward Hoover Mini-Cap	94,870,163	14,883,791	(1,206,322)	13,677,469
Forward Legato	6,834,354	1,765,488	(253,870)	1,511,618
Forward Emerald Banking and Finance	251,051,974	62,074,854	(4,529,162)	57,545,692
Forward Emerald Opportunities	10,794,403	1,064,275	(352,176)	712,099
Forward Global Emerging Markets	44,693,155	14,551,256	(1,034,478)	13,516,778
Forward International Equity	37,694,760	8,481,770	(671,307)	7,810,463
Forward International Small Companies	805,343,982	143,891,468	(14,729,488)	129,161,980
Forward Progressive Real Estate	32,228,306	22,767,674	(108,099)	22,659,575
Sierra Club Equity Income	21,171,765	4,605,278	(299,047)	4,306,231
Sierra Club Stock	41,780,907	4,703,173	(938,955)	3,764,218
Forward Long/Short Credit Analysis	20,236,752	39,094	(218,223)	(179,129)

Post October Loss: Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2006, the Funds elected to defer capital losses and currency losses occurring between November 1, 2006 and December 31, 2006 as follows:

FUND	CAPITAL LOSS	F/X LOSS
Forward Emerald Opportunities	$16,993	—
Forward International Small Companies	—	$29,707
Forward Progressive Real Estate	—	123
Forward Global Emerging Markets	—	4,004
Sierra Club Stock	104,420	—

Capital Loss Carryforwards: At December 31, 2006 the following Funds had available for Federal income tax purposes unused capital losses as follows:

FUND	EXPIRING IN 2009		2010
Forward Emerald Opportunities	$5,153,443		$1,848,987
Forward Global Emerging Markets	2,568,786		—
Sierra Club Stock	76,051	(a)	—

(a)	Subject to limitations under §382.

During the year ended December 31, 2006, the Forward Emerald Opportunities Fund utilized capital loss carryovers of $320,449, the Forward Global Emerging Markets Fund utilized capital loss carryovers of $1,082,507, the Sierra Club Stock Fund utilized capital loss carryovers of $25,351, and the Forward International Equity Fund utilized capital loss carryovers of $323,448.

Item 2 – Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Forward Funds

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr., President & Trustee

Date:	May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr., President & Trustee

Date:	May 29, 2007

By:	/s/ Barbara H. Tolle
Barbara H. Tolle, Treasurer

Date:	May 29, 2007